UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
May 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Multi Strategy Alternatives Fund
Class A / CLAAX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 137	1.34%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	4.30	3.06	(1.63)
Class A (including sales charges) (a)	(1.69)	1.86	(2.21)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Multi Strategy Alternatives Fund | Class A

|

ASR259_01_(07/25)

Columbia Multi Strategy Alternatives Fund
Class C / CLABX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 211	2.08%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	3.55	2.29	(2.37)
Class C (including sales charges) (a)	2.59	2.29	(2.37)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Multi Strategy Alternatives Fund | Class C

|

ASR259_04_(07/25)

Columbia Multi Strategy Alternatives Fund
Institutional Class / CLAZX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 110	1.08%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	4.58	3.30	(1.40)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Multi Strategy Alternatives Fund | Institutional Class

|

ASR259_08_(07/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Audit fees (a)	53,315	52,505	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,420	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Multi Strategy Alternatives Fund
Annual Financial Statements and Additional Information
May 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Multi Strategy Alternatives Fund | 2025

Consolidated Portfolio of Investments
May 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	243,107
ARES XLIV CLO Ltd.(a),(d)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.388%	500,000	502,537
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,000,000	1,000,000
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	400,000	397,119
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	450,000	440,115
Elmwood CLO VIII Ltd.(a),(d)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.520%	250,000	247,688
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	881,954
LendingClub Receivables Trust(a),(c),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	8,500
LendingPoint Asset Securitization Trust(a),(e),(f)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	115,417	115,209
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	255,519	256,129
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	21,231	21,081
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	164,232	165,303
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	399,966	401,040
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	643,119	641,788
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	52,761
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	29,263
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	27,594	27,313
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	569,395	576,374
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	7,320	7,322
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	209,946	211,804
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	36,979	37,003
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	102,082	102,188
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	457,101
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	779,790	783,529
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	699,820	703,761
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	238,715	241,481
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	158,080	159,992
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	227,630	229,711
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	616,855	621,096
PAGAYA AI Debt Trust(a),(g)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	67,069	67,138
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	109,237	109,396
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	230,661	225,297
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(d)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.768%	266,667	265,354
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	82,811	83,000
Upstart Asset Trust II Series(a),(c),(e),(f)
Series 2025-1GS Class CERT
02/20/2030	0.000%	3,000	1,032,090
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	5,727	5,717
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	1,000,000	979,115
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	818,594
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	24,136
Total Asset-Backed Securities — Non-Agency (Cost $15,334,494)			13,172,106

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,288,147	62,514
Series 2019-131 Class IO
07/16/2061	0.803%	2,585,853	147,442
Series 2020-19 Class IO
12/16/2061	0.719%	1,574,372	72,160
Series 2020-3 Class IO
02/16/2062	0.616%	1,894,838	72,771
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,008,006)			354,887

Commercial Mortgage-Backed Securities - Non-Agency 0.5%

BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,100,000	780,201
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,000,000	635,009
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	34,184
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	312,183
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.251%	1,000,000	930,160
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,825,158)			2,691,737

Residential Mortgage-Backed Securities - Agency 37.1%

Fannie Mae REMICS(d),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.764%	1,643,993	200,847
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.764%	1,558,445	191,615
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.664%	2,610,957	329,760
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.564%	4,389,102	474,138
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.628%	2,895,207	358,146
Fannie Mae REMICS(d)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.172%	708,343	693,947
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.184%	1,148,845	1,157,957
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.184%	723,003	720,794
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	1,701,625	1,567,907
12/01/2052	5.000%	1,466,359	1,449,605
09/01/2053	5.500%	1,725,193	1,722,907
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.064%	582,742	76,202
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.644%	1,124,878	160,724
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.614%	1,680,647	246,463
Federal Home Loan Mortgage Corp. REMICS(d),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.553%	2,851,522	305,785
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.664%	1,908,625	228,004
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,456,170	407,075
CMO Series 5183 Class IO
01/25/2052	3.000%	3,881,377	573,654
Federal National Mortgage Association
09/01/2052	5.000%	1,750,578	1,707,308
Federal National Mortgage Association(d),(h)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.564%	2,638,873	214,519
Federal National Mortgage Association REMICS(d),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.664%	1,166,696	119,660
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.614%	2,617,836	333,814
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.714%	1,713,552	202,887
Freddie Mac REMICS(d),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.614%	1,464,143	199,218
Freddie Mac REMICS(d)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.184%	767,336	785,427
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.184%	1,353,746	1,361,942
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.334%	791,372	794,503
Freddie Mac REMICS(d),(e),(f),(h)
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% 06/25/2055	2.649%	1,300,000	172,656
Freddie Mac REMICS(d),(e),(f)
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.950%	1,200,000	1,206,000
Government National Mortgage Association(d),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.157%	1,321,189	145,348
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.611%	1,716,294	229,967
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	16,518,555	167,049
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.661%	1,950,692	242,298
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.661%	2,136,824	266,100
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.661%	6,287,777	758,849
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.761%	1,108,716	141,637
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.861%	4,492,716	559,077
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.611%	1,702,992	224,169
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.711%	1,923,756	232,798
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.861%	1,926,136	253,821
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.861%	2,734,542	361,247
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,238,390	34,181
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.861%	3,114,129	415,265
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	1.861%	4,288,786	590,981
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.861%	3,097,099	434,350
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,112,801	30,332
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.861%	2,904,816	404,000
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	17,668,232	61,655
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.861%	3,027,578	427,952
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.861%	2,287,472	303,219
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	2,953,508	41,573
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.861%	2,859,166	388,212
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.672%	4,118,087	374,524
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,498,744	31,741
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.611%	2,598,926	269,498
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.402%	1,360,070	108,365
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.611%	3,796,287	431,701
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.572%	3,754,999	208,676
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.611%	2,532,384	261,465
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.322%	5,157,081	419,149
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.022%	1,776,750	137,798
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.822%	1,737,697	157,472
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.072%	4,591,671	195,453
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.072%	2,877,520	163,443
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.072%	3,490,515	186,717
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.922%	1,561,650	229,728
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.972%	1,948,595	321,088
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	3,929,864	525,325
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,746,637	273,715
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,735,631	395,589
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,851,640	376,436
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,126,432	339,895
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,358,651	602,766
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,678,141	281,296
CMO Series 2021-25 Class GI
02/20/2051	2.500%	3,409,572	498,768
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,657,270	377,026
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.318%	592,592	593,084
Government National Mortgage Association TBA(j)
06/20/2054	4.500%	15,000,000	14,149,491
Uniform Mortgage-Backed Security TBA(j)
06/13/2054	3.000%	8,000,000	6,805,929
06/13/2054	4.000%	35,500,000	32,520,448
06/13/2054	4.500%	37,000,000	34,892,937
06/13/2054	5.500%	2,000,000	1,979,823
06/12/2055	3.500%	25,595,420	22,684,510
06/12/2055	5.000%	17,000,000	16,453,555
06/12/2055	6.000%	20,000,000	20,195,229
Total Residential Mortgage-Backed Securities - Agency (Cost $188,970,205)			182,120,184

Residential Mortgage-Backed Securities - Non-Agency 13.0%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	251,927	252,983
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.604%	400,000	403,556
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	5.115%	169,941	168,493
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.001%	465,000	255,043
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	272,180	234,909
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,739,933
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,650,992
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	251,931	253,796
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	292,119
CMO Series 2020-NQM1 Class B2
05/25/2060	5.998%	430,000	416,038
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	178,399
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	253,610
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	6.722%	338,000	336,981
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	7.722%	353,000	352,957
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	294,493
CMO Series 2023-3 Class M1
07/25/2058	8.271%	800,000	810,514
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	650,000	539,914
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	500,000	366,920
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.237%	473,000	472,675
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	300,000	296,987
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.182%	200,000	200,171
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.271%	300,000	300,821
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	248,705
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	997,558	712,824
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	494,049
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	199,572
CMO Series 2021-3 Class A3
09/27/2066	1.419%	437,845	371,719
CMO Series 2023-1 Class B2
04/25/2068	8.019%	300,000	297,020
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	298,300
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.700%	400,000	356,928
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	136,261
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(d)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.822%	550,000	573,925
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.322%	900,000	944,671
Fannie Mae Connecticut Avenue Securities(a),(d)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.522%	800,000	840,988
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	150,000	149,857
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	153,524
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	259,574
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	423,414
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	153,605
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	154,284
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	247,835
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	201,593
Freddie Mac STACR(d)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.114% 06/25/2033	4.454%	23,423	23,359
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.972%	1,000,000	1,137,718
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.072%	1,050,000	1,154,487
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.822%	1,650,000	1,879,909
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.822%	550,000	585,411
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(d)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	413,162	380,266
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	37,099,588	294,749
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	145,787
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	140,182
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,000,000	803,362
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.722%	1,800,000	2,158,207
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	15,245,624	108,637
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	27,595,326	81,144
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	27,595,326	103,681
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	118,023,080	295,483
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	118,023,080	461,694
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	350,000	288,268
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	545,627
Genworth Mortgage Insurance Corp.(a),(d)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.222%	758,385	762,115
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.272%	500,000	511,266
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GITSIT Mortgage Loan Trust(a),(k)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	329,488	329,405
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	252,664
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	498,653	498,097
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	648,824	641,146
CMO Series 2025-1 Class A
11/25/2042	6.500%	295,710	289,764
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	287,135
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.118%	500,000	389,562
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.414%	350,000	278,042
Imperial Fund Mortgage Trust(a),(k)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	103,580	100,116
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	321,353	321,605
LHOME Mortgage Trust(a),(k)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	603,137
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	403,753
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	303,984
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	296,390
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	448,078
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,020,005
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.991%	750,000	528,153
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	200,000	140,123
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	501,395
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.963%	400,000	305,443
CMO Series 2024-CP1 Class M1
02/25/2068	3.963%	150,000	109,517
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	486,494	486,244
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	926,886	929,804
Oaktown Re VI Ltd.(a),(d)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.272%	500,000	509,292
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	409,545	331,959
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	598,353	592,726
Preston Ridge Partners Mortgage(a),(k)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	430,579	428,792
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	644,615
PRET LLC(a),(k)
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	407,000	407,650
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	700,000	697,552
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	650,000	655,166
CMO Series 2024-NPL9 Class A2
12/25/2054	8.595%	600,000	603,504
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	259,196	258,078
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,380,005
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	447,613	421,103
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(k)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	494,000	425,194
PRPM LLC(a),(k)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	352,872	352,871
CMO Series 2024-5 Class A2
09/25/2029	9.076%	200,000	200,588
CMO Series 2024-8 Class A1
12/25/2029	5.897%	325,916	327,997
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	402,315
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	140,265
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	676,020
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	184,784
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	754,434
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	150,932
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	119,488
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	137,770
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	219,209
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	277,223
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	261,663
CMO Series 2025-2 Class A2
05/25/2030	9.560%	350,000	348,217
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	350,000	339,374
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.328%	300,000	296,182
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.459%	150,000	146,737
RCO X Mortgage LLC(a),(k)
CMO Series 2025-1 Class A2
01/25/2030	8.353%	500,000	495,541
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.622%	400,000	300,720
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.622%	400,000	276,285
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.989%	543,488	770,180
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	40,280	40,257
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	226,188
CMO Series 2021-3 Class A1
06/25/2056	1.127%	236,333	199,071
Toorak Mortgage Trust(a),(g)
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	200,000	201,294
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	9.768%	524,000	531,639
Triangle Re Ltd.(a),(d)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	11.939%	650,000	681,201
VCAT LLC(a),(k)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	547,832	546,204
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	156,889	156,520
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	436,065
Verus Securitization Trust(a),(g)
CMO Series 2023-INV1 Class M1
02/25/2068	7.495%	800,000	801,256
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	323,505
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.272%	300,000	228,271
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.883%	1,750,000	1,734,063
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.495%	450,000	447,878
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	205,293
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	177,170
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Residential Mortgage-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	188,855
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	94,995
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	300,000	301,867
CMO Series 2024-CES3 Class B2
01/25/2055	9.492%	200,000	206,214
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	250,000	246,282
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	150,000	147,115
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	784,840
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,290,501)			64,056,340

Treasury Bills 16.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 16.8%
U.S. Treasury Bills(l)
06/17/2025	4.000%	39,250,000	39,172,804
07/08/2025	4.220%	43,750,000	43,553,538
Total			82,726,342
Total Treasury Bills (Cost $82,729,255)			82,726,342

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,282,842)	751,870

Put Option Contracts Purchased 0.1%

(Cost $676,970)	552,585

Money Market Funds 49.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(m),(n)	243,238,297	243,165,326
Total Money Market Funds (Cost $243,181,169)		243,165,326
Total Investments in Securities (Cost: $600,298,600)		589,591,377
Other Assets & Liabilities, Net		(98,412,939)
Net Assets		491,178,438
At May 31, 2025, securities and/or cash totaling $67,428,153 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,074,828,000 JPY	7,447,683 USD	Barclays	06/18/2025	—	(34,548)
5,803,219 USD	4,772,000 CHF	Barclays	07/02/2025	15,861	—
1,848,502 AUD	1,195,588 USD	Citi	06/18/2025	3,785	—
37,938,405 AUD	23,782,628 USD	Citi	06/18/2025	—	(677,779)
12,736,501 BRL	2,227,300 USD	Citi	06/18/2025	8,196	—
80,076,718 BRL	13,577,607 USD	Citi	06/18/2025	—	(374,304)
36,071,460 CAD	25,410,244 USD	Citi	06/18/2025	—	(893,959)
896,000 CHF	1,094,519 USD	Citi	06/18/2025	3,801	—
34,172,680 CHF	39,068,765 USD	Citi	06/18/2025	—	(2,530,297)
5,625,498,160 CLP	6,002,786 USD	Citi	06/18/2025	57,141	—
2,700,000,000 CLP	2,765,462 USD	Citi	06/18/2025	—	(88,195)
61,434,957 CNH	8,547,917 USD	Citi	06/18/2025	11,062	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
99,389,349 CNH	13,694,583 USD	Citi	06/18/2025	—	(116,324)
11,661,504,962 COP	2,823,974 USD	Citi	06/18/2025	22,216	—
12,312,300,099 COP	2,899,423 USD	Citi	06/18/2025	—	(58,694)
8,000,000 CZK	364,827 USD	Citi	06/18/2025	162	—
309,832,247 CZK	13,321,864 USD	Citi	06/18/2025	—	(801,224)
2,694,262 EUR	3,079,666 USD	Citi	06/18/2025	17,516	—
33,294,906 EUR	36,486,422 USD	Citi	06/18/2025	—	(1,354,737)
104,081 GBP	140,384 USD	Citi	06/18/2025	141	—
12,940,752 GBP	16,939,436 USD	Citi	06/18/2025	—	(497,516)
474,023,270 HUF	1,332,740 USD	Citi	06/18/2025	1,258	—
2,574,023,270 HUF	7,052,219 USD	Citi	06/18/2025	—	(177,942)
7,366,232,433 IDR	450,985 USD	Citi	06/18/2025	2	—
54,767,535,133 IDR	3,321,236 USD	Citi	06/18/2025	—	(31,797)
36,546,208 ILS	9,998,841 USD	Citi	06/18/2025	—	(404,219)
626,971,504 INR	7,355,261 USD	Citi	06/18/2025	33,817	—
1,426,028,869 INR	16,483,696 USD	Citi	06/18/2025	—	(168,719)
1,205,070,116 JPY	8,426,000 USD	Citi	06/18/2025	37,110	—
5,470,274,417 JPY	37,473,354 USD	Citi	06/18/2025	—	(607,026)
22,897,794,115 KRW	16,155,223 USD	Citi	06/18/2025	—	(447,624)
58,066,524 MXN	2,995,603 USD	Citi	06/18/2025	7,571	—
502,860,515 MXN	24,641,289 USD	Citi	06/18/2025	—	(1,235,300)
30,982,559 NOK	3,050,136 USD	Citi	06/18/2025	14,880	—
214,500,000 NOK	20,019,258 USD	Citi	06/18/2025	—	(994,579)
79,500 NZD	47,737 USD	Citi	06/18/2025	206	—
36,655,749 NZD	21,074,842 USD	Citi	06/18/2025	—	(840,897)
3,298,801 PEN	890,823 USD	Citi	06/18/2025	—	(20,461)
81,250,001 PHP	1,464,380 USD	Citi	06/18/2025	8,873	—
270,349,000 PHP	4,688,608 USD	Citi	06/18/2025	—	(154,404)
395,000 PLN	105,922 USD	Citi	06/18/2025	431	—
73,168,499 PLN	18,660,230 USD	Citi	06/18/2025	—	(880,553)
17,158,187 SEK	1,800,348 USD	Citi	06/18/2025	8,992	—
126,691,258 SEK	12,688,657 USD	Citi	06/18/2025	—	(538,217)
73,729 SGD	57,274 USD	Citi	06/18/2025	54	—
28,534,109 SGD	21,577,782 USD	Citi	06/18/2025	—	(566,851)
14,500,000 THB	443,421 USD	Citi	06/18/2025	1,174	—
343,664,882 THB	10,226,977 USD	Citi	06/18/2025	—	(254,741)
304,544,016 TWD	10,343,663 USD	Citi	06/18/2025	130,753	—
488,309,258 TWD	15,316,069 USD	Citi	06/18/2025	—	(1,059,425)
23,746,950 USD	37,542,290 AUD	Citi	06/18/2025	458,066	—
117,824 USD	181,500 AUD	Citi	06/18/2025	—	(804)
13,638,459 USD	79,540,376 BRL	Citi	06/18/2025	220,005	—
7,306,783 USD	41,695,270 BRL	Citi	06/18/2025	—	(42,141)
21,066,995 USD	29,731,069 CAD	Citi	06/18/2025	613,639	—
26,004,143 USD	22,242,913 CHF	Citi	06/18/2025	1,072,583	—
8,071,198 USD	6,593,991 CHF	Citi	06/18/2025	—	(44,206)
5,390,115 USD	5,144,887,253 CLP	Citi	06/18/2025	47,568	—
5,870,323 USD	5,506,109,068 CLP	Citi	06/18/2025	—	(50,862)
15,794,877 USD	114,177,307 CNH	Citi	06/18/2025	70,929	—
7,594,863 USD	54,595,171 CNH	Citi	06/18/2025	—	(8,449)
6,443,659 USD	27,359,405,120 COP	Citi	06/18/2025	129,629	—
1,746,668 USD	7,239,000,142 COP	Citi	06/18/2025	—	(7,447)
10,969,145 USD	247,525,496 CZK	Citi	06/18/2025	313,813	—
1,650,248 USD	36,000,000 CZK	Citi	06/18/2025	—	(9,260)
29,401,941 USD	26,619,564 EUR	Citi	06/18/2025	852,392	—
11,854,735 USD	10,376,364 EUR	Citi	06/18/2025	—	(61,530)
15,947,333 USD	12,331,002 GBP	Citi	06/18/2025	668,014	—
553,675 USD	410,456 GBP	Citi	06/18/2025	—	(608)
8,587,747 USD	3,211,093,082 HUF	Citi	06/18/2025	431,876	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,054,544 USD	375,000,000 HUF	Citi	06/18/2025	—	(1,209)
3,780,877 USD	63,000,000,000 IDR	Citi	06/18/2025	76,171	—
199,043 USD	3,250,000,000 IDR	Citi	06/18/2025	—	(68)
10,150,044 USD	36,546,208 ILS	Citi	06/18/2025	253,015	—
25,399,519 USD	2,223,914,884 INR	Citi	06/18/2025	570,189	—
763,246 USD	65,000,000 INR	Citi	06/18/2025	—	(4,210)
44,345,865 USD	6,527,409,815 JPY	Citi	06/18/2025	1,093,582	—
9,628,381 USD	1,369,131,751 JPY	Citi	06/18/2025	—	(97,404)
10,029,199 USD	14,515,994,024 KRW	Citi	06/18/2025	496,131	—
3,187,470 USD	4,382,566,711 KRW	Citi	06/18/2025	—	(9,736)
18,168,545 USD	369,633,051 MXN	Citi	06/18/2025	852,321	—
8,741,909 USD	169,245,436 MXN	Citi	06/18/2025	—	(32,745)
27,154,844 USD	297,120,163 NOK	Citi	06/18/2025	1,953,009	—
20,348,999 USD	35,095,749 NZD	Citi	06/18/2025	634,047	—
982,083 USD	1,639,500 NZD	Citi	06/18/2025	—	(1,858)
1,135,592 USD	4,177,104 PEN	Citi	06/18/2025	18,320	—
3,538,635 USD	200,625,000 PHP	Citi	06/18/2025	55,347	—
2,713,481 USD	150,974,001 PHP	Citi	06/18/2025	—	(8,944)
16,601,071 USD	63,984,246 PLN	Citi	06/18/2025	486,915	—
12,829,559 USD	127,237,223 SEK	Citi	06/18/2025	454,315	—
1,743,058 USD	16,612,222 SEK	Citi	06/18/2025	—	(8,702)
13,499,474 USD	17,647,619 SGD	Citi	06/18/2025	196,417	—
4,198,690 USD	5,404,101 SGD	Citi	06/18/2025	—	(4,698)
5,533,799 USD	186,000,000 THB	Citi	06/18/2025	139,168	—
3,795,464 USD	123,853,048 THB	Citi	06/18/2025	—	(17,968)
24,335,715 USD	794,565,502 TWD	Citi	06/18/2025	2,310,111	—
5,598 USD	166,582 TWD	Citi	06/18/2025	—	(12)
18,893,451 USD	350,418,300 ZAR	Citi	06/18/2025	571,634	—
139,472 USD	2,500,000 ZAR	Citi	06/18/2025	—	(601)
64,931,250 ZAR	3,624,510 USD	Citi	06/18/2025	17,700	—
254,368,299 ZAR	13,775,781 USD	Citi	06/18/2025	—	(353,905)
34,637,000 SEK	3,622,790 USD	Citi	07/02/2025	3,566	—
3,333,038 USD	2,928,000 EUR	Citi	07/02/2025	—	(2,242)
1,900,528 USD	19,221,000 NOK	Citi	07/02/2025	—	(17,540)
6,082,500 AUD	3,926,239 USD	Citi	09/17/2025	—	(2,140)
1,505,960 BRL	258,237 USD	Citi	09/17/2025	1,711	—
2,690,530 CAD	1,959,637 USD	Citi	09/17/2025	—	(11,596)
4,099,469 CHF	5,029,627 USD	Citi	09/17/2025	—	(19,636)
6,661,615 CNH	933,881 USD	Citi	09/17/2025	1,673	—
54,213,000 CZK	2,473,431 USD	Citi	09/17/2025	—	(4,818)
3,557,855 EUR	4,057,747 USD	Citi	09/17/2025	—	(11,101)
2,905,080 GBP	3,923,765 USD	Citi	09/17/2025	7,754	—
614,501 GBP	827,571 USD	Citi	09/17/2025	—	(769)
218,750,000 HUF	612,425 USD	Citi	09/17/2025	764	—
218,750,000 HUF	606,961 USD	Citi	09/17/2025	—	(4,701)
3,250,000,000 IDR	198,360 USD	Citi	09/17/2025	484	—
921,000 ILS	263,632 USD	Citi	09/17/2025	973	—
95,000,002 INR	1,105,513 USD	Citi	09/17/2025	1,699	—
35,000,000 INR	405,900 USD	Citi	09/17/2025	—	(768)
625,000 JPY	4,408 USD	Citi	09/17/2025	12	—
625,000 JPY	4,338 USD	Citi	09/17/2025	—	(58)
5,682,566,711 KRW	4,158,136 USD	Citi	09/17/2025	14,630	—
165,745,435 MXN	8,474,448 USD	Citi	09/17/2025	36,295	—
3,500,000 MXN	178,126 USD	Citi	09/17/2025	—	(60)
14,780,865 NOK	1,454,622 USD	Citi	09/17/2025	6,788	—
160,500 NZD	96,263 USD	Citi	09/17/2025	2	—
6,732,435 NZD	4,010,098 USD	Citi	09/17/2025	—	(27,735)
32,500,001 PHP	584,800 USD	Citi	09/17/2025	3,513	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,459,748 PLN	4,112,709 USD	Citi	09/17/2025	—	(8,723)
16,612,223 SEK	1,753,036 USD	Citi	09/17/2025	8,575	—
16,112,222 SEK	1,691,491 USD	Citi	09/17/2025	—	(464)
4,085,600 SGD	3,192,548 USD	Citi	09/17/2025	3,029	—
6,319,783 SGD	4,923,988 USD	Citi	09/17/2025	—	(9,698)
88,853,048 THB	2,742,227 USD	Citi	09/17/2025	12,451	—
2,000,001 TWD	68,777 USD	Citi	09/17/2025	124	—
3,541,647 TWD	121,148 USD	Citi	09/17/2025	—	(425)
2,455,196 USD	3,803,885 AUD	Citi	09/17/2025	1,541	—
1,873,009 USD	11,054,686 BRL	Citi	09/17/2025	10,053	—
114,404 USD	669,000 BRL	Citi	09/17/2025	—	(446)
811,354 USD	1,109,500 CAD	Citi	09/17/2025	1,528	—
237,300 USD	193,375 CHF	Citi	09/17/2025	878	—
3,005,404 USD	2,825,498,160 CLP	Citi	09/17/2025	—	(19,372)
5,639,905 USD	40,239,629 CNH	Citi	09/17/2025	—	(8,884)
1,423,432 USD	6,012,300,098 COP	Citi	09/17/2025	4,501	—
2,974,996 USD	12,424,600,201 COP	Citi	09/17/2025	—	(24,128)
998,436 USD	21,906,251 CZK	Citi	09/17/2025	2,968	—
4,957,473 USD	4,349,287 EUR	Citi	09/17/2025	16,475	—
887,597 USD	774,747 EUR	Citi	09/17/2025	—	(1,578)
246,669 USD	184,000 GBP	Citi	09/17/2025	1,361	—
139,775 USD	103,581 GBP	Citi	09/17/2025	—	(149)
2,201,814 USD	792,773,269 HUF	Citi	09/17/2025	14,913	—
1,477,318 USD	527,773,270 HUF	Citi	09/17/2025	—	(1,575)
1,304,676 USD	21,366,232,433 IDR	Citi	09/17/2025	—	(3,793)
1,812,143 USD	6,459,708 ILS	Citi	09/17/2025	30,091	—
4,594,519 USD	396,028,870 INR	Citi	09/17/2025	6,976	—
1,013,193 USD	86,971,503 INR	Citi	09/17/2025	—	(2,663)
6,629,329 USD	951,223,515 JPY	Citi	09/17/2025	61,615	—
4,303,856 USD	611,223,515 JPY	Citi	09/17/2025	—	(4,485)
2,300,949 USD	45,099,786 MXN	Citi	09/17/2025	—	(4,905)
4,081,508 USD	41,482,559 NOK	Citi	09/17/2025	—	(18,156)
1,886,741 USD	3,167,424 NZD	Citi	09/17/2025	12,948	—
240,664 USD	878,301 PEN	Citi	09/17/2025	1,446	—
1,729,864 USD	96,250,001 PHP	Citi	09/17/2025	—	(8,359)
23,300 USD	87,638 PLN	Citi	09/17/2025	64	—
1,433,526 USD	13,658,187 SEK	Citi	09/17/2025	730	—
2,910,894 USD	27,626,618 SEK	Citi	09/17/2025	—	(9,804)
127,387 USD	163,230 SGD	Citi	09/17/2025	42	—
227,972 USD	291,730 SGD	Citi	09/17/2025	—	(226)
598,037 USD	17,439,405 TWD	Citi	09/17/2025	596	—
1,880,384 USD	54,554,194 TWD	Citi	09/17/2025	—	(7,729)
2,372,966 USD	43,137,499 ZAR	Citi	09/17/2025	7,288	—
3,406,879 USD	61,431,250 ZAR	Citi	09/17/2025	—	(17,206)
30,865,200 ZAR	1,712,778 USD	Citi	09/17/2025	9,688	—
2,500,000 ZAR	137,675 USD	Citi	09/17/2025	—	(271)
1,062,000 GBP	1,438,635 USD	Goldman Sachs International	07/02/2025	7,554	—
3,752,000 GBP	5,023,628 USD	HSBC	06/18/2025	—	(31,986)
5,102,000 AUD	3,291,946 USD	HSBC	07/02/2025	1,816	—
28,415,000 NZD	16,822,950 USD	HSBC	07/02/2025	—	(174,562)
1,848,498 AUD	1,195,591 USD	JPMorgan	06/18/2025	3,791	—
37,938,425 AUD	23,782,761 USD	JPMorgan	06/18/2025	—	(677,659)
12,736,499 BRL	2,227,311 USD	JPMorgan	06/18/2025	8,207	—
80,076,721 BRL	13,577,676 USD	JPMorgan	06/18/2025	—	(374,237)
36,071,461 CAD	25,410,372 USD	JPMorgan	06/18/2025	—	(893,832)
896,000 CHF	1,094,524 USD	JPMorgan	06/18/2025	3,806	—
34,172,687 CHF	39,068,969 USD	JPMorgan	06/18/2025	—	(2,530,101)
5,625,498,160 CLP	6,002,816 USD	JPMorgan	06/18/2025	57,171	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,700,000,000 CLP	2,765,476 USD	JPMorgan	06/18/2025	—	(88,181)
61,434,962 CNH	8,547,961 USD	JPMorgan	06/18/2025	11,105	—
99,389,353 CNH	13,694,652 USD	JPMorgan	06/18/2025	—	(116,256)
11,661,504,959 COP	2,823,988 USD	JPMorgan	06/18/2025	22,230	—
12,312,300,099 COP	2,899,437 USD	JPMorgan	06/18/2025	—	(58,679)
8,000,000 CZK	364,828 USD	JPMorgan	06/18/2025	164	—
309,832,254 CZK	13,321,931 USD	JPMorgan	06/18/2025	—	(801,157)
2,694,261 EUR	3,079,681 USD	JPMorgan	06/18/2025	17,532	—
33,294,894 EUR	36,486,591 USD	JPMorgan	06/18/2025	—	(1,354,554)
104,083 GBP	140,388 USD	JPMorgan	06/18/2025	142	—
12,940,749 GBP	16,939,517 USD	JPMorgan	06/18/2025	—	(497,431)
501,523,270 HUF	1,410,064 USD	JPMorgan	06/18/2025	1,338	—
2,601,523,269 HUF	7,128,860 USD	JPMorgan	06/18/2025	—	(178,546)
3,683,116,217 IDR	225,494 USD	JPMorgan	06/18/2025	2	—
58,450,651,349 IDR	3,546,640 USD	JPMorgan	06/18/2025	—	(31,885)
36,546,208 ILS	9,998,891 USD	JPMorgan	06/18/2025	—	(404,169)
626,971,503 INR	7,355,285 USD	JPMorgan	06/18/2025	33,842	—
1,426,028,866 INR	16,482,510 USD	JPMorgan	06/18/2025	—	(169,905)
1,203,820,113 JPY	8,417,331 USD	JPMorgan	06/18/2025	37,143	—
5,469,024,413 JPY	37,464,949 USD	JPMorgan	06/18/2025	—	(606,729)
22,897,794,113 KRW	16,155,627 USD	JPMorgan	06/18/2025	—	(447,220)
58,066,524 MXN	2,995,618 USD	JPMorgan	06/18/2025	7,586	—
502,860,513 MXN	24,641,412 USD	JPMorgan	06/18/2025	—	(1,235,177)
30,982,558 NOK	3,050,152 USD	JPMorgan	06/18/2025	14,895	—
214,500,002 NOK	20,019,358 USD	JPMorgan	06/18/2025	—	(994,479)
79,500 NZD	47,737 USD	JPMorgan	06/18/2025	206	—
36,655,744 NZD	21,074,944 USD	JPMorgan	06/18/2025	—	(840,792)
3,298,801 PEN	890,827 USD	JPMorgan	06/18/2025	—	(20,456)
71,250,000 PHP	1,284,078 USD	JPMorgan	06/18/2025	7,711	—
270,349,000 PHP	4,688,827 USD	JPMorgan	06/18/2025	—	(154,185)
395,000 PLN	105,922 USD	JPMorgan	06/18/2025	432	—
73,168,503 PLN	18,660,324 USD	JPMorgan	06/18/2025	—	(880,460)
17,158,187 SEK	1,800,357 USD	JPMorgan	06/18/2025	9,001	—
126,691,259 SEK	12,688,720 USD	JPMorgan	06/18/2025	—	(538,153)
73,729 SGD	57,274 USD	JPMorgan	06/18/2025	54	—
28,534,106 SGD	21,577,888 USD	JPMorgan	06/18/2025	—	(566,743)
14,500,000 THB	443,424 USD	JPMorgan	06/18/2025	1,176	—
343,664,882 THB	10,227,029 USD	JPMorgan	06/18/2025	—	(254,690)
304,544,017 TWD	10,344,108 USD	JPMorgan	06/18/2025	131,197	—
488,309,255 TWD	15,316,114 USD	JPMorgan	06/18/2025	—	(1,059,380)
23,746,841 USD	37,542,306 AUD	JPMorgan	06/18/2025	458,185	—
117,823 USD	181,500 AUD	JPMorgan	06/18/2025	—	(803)
13,638,391 USD	79,540,380 BRL	JPMorgan	06/18/2025	220,073	—
7,306,746 USD	41,695,267 BRL	JPMorgan	06/18/2025	—	(42,105)
21,066,890 USD	29,731,070 CAD	JPMorgan	06/18/2025	613,744	—
26,004,018 USD	22,242,917 CHF	JPMorgan	06/18/2025	1,072,713	—
8,071,160 USD	6,593,993 CHF	JPMorgan	06/18/2025	—	(44,166)
5,390,088 USD	5,144,887,252 CLP	JPMorgan	06/18/2025	47,595	—
5,870,294 USD	5,506,109,069 CLP	JPMorgan	06/18/2025	—	(50,832)
15,794,799 USD	114,177,311 CNH	JPMorgan	06/18/2025	71,008	—
7,594,826 USD	54,595,175 CNH	JPMorgan	06/18/2025	—	(8,411)
6,443,627 USD	27,359,405,120 COP	JPMorgan	06/18/2025	129,661	—
1,746,659 USD	7,239,000,140 COP	JPMorgan	06/18/2025	—	(7,438)
10,969,091 USD	247,525,503 CZK	JPMorgan	06/18/2025	313,868	—
1,650,240 USD	36,000,000 CZK	JPMorgan	06/18/2025	—	(9,251)
29,401,780 USD	26,619,552 EUR	JPMorgan	06/18/2025	852,539	—
11,854,674 USD	10,376,363 EUR	JPMorgan	06/18/2025	—	(61,471)
15,947,249 USD	12,330,999 GBP	JPMorgan	06/18/2025	668,094	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
553,675 USD	410,458 GBP	JPMorgan	06/18/2025	—	(605)
8,664,339 USD	3,238,593,083 HUF	JPMorgan	06/18/2025	432,529	—
1,131,872 USD	402,500,000 HUF	JPMorgan	06/18/2025	—	(1,292)
3,780,859 USD	63,000,000,000 IDR	JPMorgan	06/18/2025	76,190	—
199,041 USD	3,250,000,000 IDR	JPMorgan	06/18/2025	—	(66)
10,149,994 USD	36,546,208 ILS	JPMorgan	06/18/2025	253,066	—
25,399,401 USD	2,223,914,881 INR	JPMorgan	06/18/2025	570,307	—
763,242 USD	65,000,000 INR	JPMorgan	06/18/2025	—	(4,206)
44,337,056 USD	6,526,159,811 JPY	JPMorgan	06/18/2025	1,093,690	—
9,619,606 USD	1,367,881,748 JPY	JPMorgan	06/18/2025	—	(97,331)
10,029,216 USD	14,515,994,021 KRW	JPMorgan	06/18/2025	496,113	—
3,187,447 USD	4,382,566,711 KRW	JPMorgan	06/18/2025	—	(9,713)
18,168,454 USD	369,633,049 MXN	JPMorgan	06/18/2025	852,412	—
8,741,865 USD	169,245,436 MXN	JPMorgan	06/18/2025	—	(32,701)
27,154,709 USD	297,120,166 NOK	JPMorgan	06/18/2025	1,953,144	—
20,348,894 USD	35,095,744 NZD	JPMorgan	06/18/2025	634,149	—
982,078 USD	1,639,500 NZD	JPMorgan	06/18/2025	—	(1,854)
1,135,587 USD	4,177,104 PEN	JPMorgan	06/18/2025	18,326	—
3,538,620 USD	200,625,000 PHP	JPMorgan	06/18/2025	55,362	—
2,533,114 USD	140,974,000 PHP	JPMorgan	06/18/2025	—	(7,716)
16,600,989 USD	63,984,251 PLN	JPMorgan	06/18/2025	486,998	—
12,829,495 USD	127,237,224 SEK	JPMorgan	06/18/2025	454,379	—
1,743,049 USD	16,612,222 SEK	JPMorgan	06/18/2025	—	(8,693)
13,499,405 USD	17,647,617 SGD	JPMorgan	06/18/2025	196,484	—
4,198,667 USD	5,404,099 SGD	JPMorgan	06/18/2025	—	(4,677)
5,533,772 USD	186,000,000 THB	JPMorgan	06/18/2025	139,195	—
3,795,445 USD	123,853,048 THB	JPMorgan	06/18/2025	—	(17,949)
24,330,902 USD	794,565,500 TWD	JPMorgan	06/18/2025	2,314,924	—
5,599 USD	166,582 TWD	JPMorgan	06/18/2025	—	(12)
18,893,356 USD	350,418,299 ZAR	JPMorgan	06/18/2025	571,728	—
139,471 USD	2,499,999 ZAR	JPMorgan	06/18/2025	—	(601)
64,931,251 ZAR	3,624,528 USD	JPMorgan	06/18/2025	17,718	—
254,368,296 ZAR	13,775,849 USD	JPMorgan	06/18/2025	—	(353,836)
6,082,498 AUD	3,926,257 USD	JPMorgan	09/17/2025	—	(2,120)
1,505,955 BRL	258,237 USD	JPMorgan	09/17/2025	1,712	—
2,690,530 CAD	1,959,647 USD	JPMorgan	09/17/2025	—	(11,586)
4,099,467 CHF	5,029,649 USD	JPMorgan	09/17/2025	—	(19,611)
6,661,607 CNH	933,884 USD	JPMorgan	09/17/2025	1,678	—
54,212,998 CZK	2,473,443 USD	JPMorgan	09/17/2025	—	(4,806)
3,557,860 EUR	4,057,773 USD	JPMorgan	09/17/2025	—	(11,080)
2,905,083 GBP	3,923,789 USD	JPMorgan	09/17/2025	7,773	—
614,499 GBP	827,573 USD	JPMorgan	09/17/2025	—	(764)
218,750,000 HUF	612,428 USD	JPMorgan	09/17/2025	767	—
218,750,000 HUF	606,964 USD	JPMorgan	09/17/2025	—	(4,698)
3,250,000,000 IDR	198,359 USD	JPMorgan	09/17/2025	483	—
921,000 ILS	263,633 USD	JPMorgan	09/17/2025	974	—
94,999,998 INR	1,105,518 USD	JPMorgan	09/17/2025	1,705	—
34,999,999 INR	405,911 USD	JPMorgan	09/17/2025	—	(757)
624,999 JPY	4,408 USD	JPMorgan	09/17/2025	12	—
624,999 JPY	4,338 USD	JPMorgan	09/17/2025	—	(58)
5,682,566,711 KRW	4,158,687 USD	JPMorgan	09/17/2025	15,181	—
165,745,437 MXN	8,474,491 USD	JPMorgan	09/17/2025	36,337	—
3,500,000 MXN	178,127 USD	JPMorgan	09/17/2025	—	(59)
14,780,865 NOK	1,454,629 USD	JPMorgan	09/17/2025	6,795	—
160,500 NZD	96,264 USD	JPMorgan	09/17/2025	3	—
6,732,435 NZD	4,010,118 USD	JPMorgan	09/17/2025	—	(27,715)
32,500,000 PHP	584,800 USD	JPMorgan	09/17/2025	3,513	—
15,459,747 PLN	4,112,729 USD	JPMorgan	09/17/2025	—	(8,703)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,612,221 SEK	1,753,044 USD	JPMorgan	09/17/2025	8,584	—
16,112,224 SEK	1,691,500 USD	JPMorgan	09/17/2025	—	(456)
4,085,600 SGD	3,192,564 USD	JPMorgan	09/17/2025	3,045	—
6,319,780 SGD	4,924,010 USD	JPMorgan	09/17/2025	—	(9,673)
88,853,048 THB	2,742,241 USD	JPMorgan	09/17/2025	12,465	—
2,000,000 TWD	68,777 USD	JPMorgan	09/17/2025	124	—
3,541,644 TWD	121,147 USD	JPMorgan	09/17/2025	—	(425)
2,455,182 USD	3,803,883 AUD	JPMorgan	09/17/2025	1,553	—
1,872,998 USD	11,054,680 BRL	JPMorgan	09/17/2025	10,062	—
114,403 USD	669,000 BRL	JPMorgan	09/17/2025	—	(445)
811,350 USD	1,109,500 CAD	JPMorgan	09/17/2025	1,532	—
237,297 USD	193,374 CHF	JPMorgan	09/17/2025	879	—
3,005,389 USD	2,825,498,160 CLP	JPMorgan	09/17/2025	—	(19,357)
5,639,876 USD	40,239,620 CNH	JPMorgan	09/17/2025	—	(8,855)
1,423,425 USD	6,012,300,100 COP	JPMorgan	09/17/2025	4,508	—
2,974,981 USD	12,424,600,198 COP	JPMorgan	09/17/2025	—	(24,113)
998,431 USD	21,906,249 CZK	JPMorgan	09/17/2025	2,973	—
4,957,454 USD	4,349,292 EUR	JPMorgan	09/17/2025	16,500	—
887,593 USD	774,748 EUR	JPMorgan	09/17/2025	—	(1,573)
246,668 USD	184,000 GBP	JPMorgan	09/17/2025	1,362	—
139,777 USD	103,583 GBP	JPMorgan	09/17/2025	—	(148)
2,201,803 USD	792,773,270 HUF	JPMorgan	09/17/2025	14,924	—
1,477,311 USD	527,773,270 HUF	JPMorgan	09/17/2025	—	(1,568)
1,304,725 USD	21,366,232,433 IDR	JPMorgan	09/17/2025	—	(3,842)
1,812,134 USD	6,459,708 ILS	JPMorgan	09/17/2025	30,100	—
4,595,156 USD	396,028,866 INR	JPMorgan	09/17/2025	6,339	—
1,013,176 USD	86,971,503 INR	JPMorgan	09/17/2025	—	(2,646)
6,629,296 USD	951,223,513 JPY	JPMorgan	09/17/2025	61,648	—
4,303,834 USD	611,223,514 JPY	JPMorgan	09/17/2025	—	(4,464)
2,300,938 USD	45,099,788 MXN	JPMorgan	09/17/2025	—	(4,893)
4,081,488 USD	41,482,558 NOK	JPMorgan	09/17/2025	—	(18,135)
1,886,731 USD	3,167,424 NZD	JPMorgan	09/17/2025	12,957	—
240,663 USD	878,301 PEN	JPMorgan	09/17/2025	1,447	—
1,729,861 USD	96,250,000 PHP	JPMorgan	09/17/2025	—	(8,357)
23,299 USD	87,637 PLN	JPMorgan	09/17/2025	64	—
1,433,519 USD	13,658,189 SEK	JPMorgan	09/17/2025	737	—
2,910,880 USD	27,626,616 SEK	JPMorgan	09/17/2025	—	(9,790)
127,385 USD	163,228 SGD	JPMorgan	09/17/2025	42	—
227,969 USD	291,728 SGD	JPMorgan	09/17/2025	—	(225)
1,108,989 USD	32,331,198 TWD	JPMorgan	09/17/2025	828	—
1,368,961 USD	39,662,398 TWD	JPMorgan	09/17/2025	—	(7,490)
2,372,955 USD	43,137,498 ZAR	JPMorgan	09/17/2025	7,300	—
3,406,862 USD	61,431,249 ZAR	JPMorgan	09/17/2025	—	(17,189)
30,865,199 ZAR	1,712,786 USD	JPMorgan	09/17/2025	9,697	—
2,499,999 ZAR	137,675 USD	JPMorgan	09/17/2025	—	(270)
13,050,000 AUD	8,246,886 USD	Morgan Stanley	06/18/2025	—	(166,971)
28,250,000 CAD	20,122,723 USD	Morgan Stanley	06/18/2025	—	(477,878)
650,000 CHF	802,997 USD	Morgan Stanley	06/18/2025	11,739	—
26,050,000 CHF	30,078,400 USD	Morgan Stanley	06/18/2025	—	(1,632,766)
700,000 EUR	796,436 USD	Morgan Stanley	06/18/2025	854	—
16,400,000 GBP	21,197,549 USD	Morgan Stanley	06/18/2025	—	(900,549)
275,855,000 INR	3,134,360 USD	Morgan Stanley	06/18/2025	—	(86,930)
3,455,000,000 JPY	23,593,133 USD	Morgan Stanley	06/18/2025	—	(458,258)
13,780,355,000 KRW	9,525,898 USD	Morgan Stanley	06/18/2025	—	(466,030)
52,735,000 MXN	2,560,138 USD	Morgan Stanley	06/18/2025	—	(153,541)
52,000,000 NOK	4,941,702 USD	Morgan Stanley	06/18/2025	—	(152,562)
35,800,000 NZD	20,557,592 USD	Morgan Stanley	06/18/2025	—	(846,512)
24,360,000 PLN	6,309,643 USD	Morgan Stanley	06/18/2025	—	(196,073)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
120,000,000 SEK	12,376,930 USD	Morgan Stanley	06/18/2025	—	(151,360)
142,425,000 TRY	3,331,579 USD	Morgan Stanley	06/18/2025	—	(242,899)
22,184,480 USD	34,650,000 AUD	Morgan Stanley	06/18/2025	155,761	—
3,071,787 USD	18,310,000 BRL	Morgan Stanley	06/18/2025	118,398	—
17,317,195 USD	24,600,000 CAD	Morgan Stanley	06/18/2025	621,736	—
11,893,861 USD	10,400,000 CHF	Morgan Stanley	06/18/2025	766,259	—
11,036,247 USD	9,036,000 CHF	Morgan Stanley	06/18/2025	—	(36,550)
11,610,922 USD	10,450,000 EUR	Morgan Stanley	06/18/2025	265,973	—
11,980,397 USD	9,000,000 GBP	Morgan Stanley	06/18/2025	146,608	—
3,188,080 USD	275,855,000 INR	Morgan Stanley	06/18/2025	33,210	—
8,939,029 USD	1,305,000,000 JPY	Morgan Stanley	06/18/2025	145,505	—
13,081,104 USD	1,855,000,000 JPY	Morgan Stanley	06/18/2025	—	(167,839)
24,804,217 USD	264,000,000 NOK	Morgan Stanley	06/18/2025	1,058,967	—
8,843,533 USD	14,950,000 NZD	Morgan Stanley	06/18/2025	94,773	—
1,259,912 USD	2,100,000 NZD	Morgan Stanley	06/18/2025	—	(4,364)
16,141,241 USD	161,500,000 SEK	Morgan Stanley	06/18/2025	719,749	—
2,494,849 USD	102,320,000 TRY	Morgan Stanley	06/18/2025	73,103	—
5,840,301 USD	231,430,000 TRY	Morgan Stanley	06/18/2025	—	(32,041)
9,449,837 USD	173,810,000 ZAR	Morgan Stanley	06/18/2025	204,985	—
23,750,000 CHF	28,607,647 USD	Morgan Stanley	07/02/2025	—	(353,614)
317,751,000 SEK	32,852,107 USD	Morgan Stanley	07/02/2025	—	(349,730)
15,253,611 USD	21,234,000 CAD	Morgan Stanley	07/02/2025	241,603	—
2,930,167 USD	2,193,000 GBP	Morgan Stanley	07/02/2025	24,974	—
3,139,521 USD	450,635,000 JPY	Morgan Stanley	07/02/2025	2,467	—
20,271,400 USD	209,179,000 NOK	Morgan Stanley	07/02/2025	220,857	—
219,879,000 SEK	23,012,918 USD	State Street	06/18/2025	57,019	—
4,396,000 EUR	5,004,780 USD	UBS	06/18/2025	8,528	—
38,760,000 NZD	23,248,829 USD	Wells Fargo	06/18/2025	75,001	—
7,365,000 CAD	5,357,795 USD	Wells Fargo	07/02/2025	—	(16,711)
1,821,000 EUR	2,054,388 USD	Wells Fargo	07/02/2025	—	(17,122)
643,000 NZD	383,594 USD	Wells Fargo	07/02/2025	—	(1,041)
19,778,443 USD	30,671,000 AUD	Wells Fargo	07/02/2025	385	—
22,014,622 USD	3,176,652,000 JPY	Wells Fargo	07/02/2025	134,133	—
Total				36,643,138	(40,728,447)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	324	06/2026	USD	78,104,250	78,261	—
Australian 10-Year Bond	242	06/2025	AUD	27,621,009	305,223	—
Australian 10-Year Bond	194	06/2025	AUD	22,142,462	125,531	—
Australian 3-Year Bond	60	06/2025	AUD	6,452,015	20,076	—
Bist 30 Index	1,356	06/2025	TRY	138,339,120	—	(261,291)
Brent Crude	37	09/2025	USD	2,271,800	—	(256,404)
Brent Crude	20	11/2025	USD	1,230,200	6,642	—
Brent Crude	54	11/2025	USD	3,321,540	—	(110,366)
Brent Crude	37	01/2026	USD	2,285,490	—	(48,411)
CAC40 Index	63	06/2025	EUR	4,879,980	—	(40,191)
Canadian Government 10-Year Bond	304	09/2025	CAD	37,182,240	317,396	—
Cocoa	2	07/2025	USD	195,820	16,671	—
Cocoa	8	07/2025	GBP	523,280	1,654	—
Cocoa	50	09/2025	USD	4,610,000	237,378	—
Cocoa	2	09/2025	USD	184,400	—	(834)
Coffee	2	07/2025	USD	256,838	—	(2,469)
Coffee	1	09/2025	USD	127,425	4,309	—
Coffee	10	09/2025	USD	1,274,250	—	(51,884)
Coffee	6	12/2025	USD	755,213	7,442	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Coffee	16	12/2025	USD	2,013,900	—	(64,631)
Coffee	11	03/2026	USD	1,365,581	—	(124,845)
Copper	4	06/2025	USD	955,383	—	(8,353)
Copper	16	07/2025	USD	1,871,000	2,565	—
Copper	4	09/2025	USD	949,306	—	(9,329)
Copper	16	09/2025	USD	1,891,800	109,603	—
Copper	7	09/2025	USD	827,663	—	(1,061)
Copper	33	12/2025	USD	3,959,588	188,503	—
Copper	12	12/2025	USD	1,439,850	—	(29,968)
Copper	22	03/2026	USD	2,674,375	32,237	—
Corn	50	07/2025	USD	1,110,000	—	(21,106)
Corn	64	07/2025	USD	1,420,800	—	(38,567)
Corn	115	09/2025	USD	2,433,688	—	(174,901)
Corn	223	12/2025	USD	4,889,275	—	(137,951)
Corn	108	03/2026	USD	2,451,600	—	(16,328)
Cotton	59	12/2025	USD	1,998,625	—	(21,829)
Cotton	19	03/2026	USD	657,590	—	(7,832)
DAX Index	5	06/2025	EUR	3,005,625	—	(15,268)
Euro-Bobl	15	09/2025	EUR	1,771,950	493	—
Euro-BTP	106	09/2025	EUR	12,797,380	13,905	—
Euro-Bund	87	06/2025	EUR	11,415,270	153,209	—
Euro-Bund	18	06/2025	EUR	2,361,780	7,734	—
Euro-Bund	112	09/2025	EUR	14,674,240	11,556	—
Euro-Buxl 30-Year	5	09/2025	EUR	604,600	3,329	—
Euro-OAT	86	06/2025	EUR	10,814,500	204,548	—
Euro-OAT	146	06/2025	EUR	18,359,500	130,583	—
Euro-OAT	60	09/2025	EUR	7,484,400	3,431	—
Feeder Cattle	27	08/2025	USD	4,034,138	10,032	—
FTSE Taiwan Index	53	06/2025	USD	3,714,240	—	(54,167)
FTSE/JSE Top 40 Index	171	06/2025	ZAR	148,376,700	314,169	—
FTSE/JSE Top 40 Index	29	06/2025	ZAR	25,163,300	39,149	—
FTSE/MIB Index	5	06/2025	EUR	1,003,400	99,618	—
Gas Oil	28	07/2025	USD	1,654,100	—	(59,405)
Gas Oil	85	07/2025	USD	5,021,375	—	(167,406)
Gas Oil	14	09/2025	USD	824,600	—	(80,962)
Gas Oil	6	11/2025	USD	352,800	9,483	—
Gas Oil	8	11/2025	USD	470,400	—	(63,728)
Gas Oil	2	01/2026	USD	116,800	2,645	—
Gas Oil	27	01/2026	USD	1,576,800	—	(21,896)
Gold 100 oz.	9	08/2025	USD	2,983,860	48,248	—
Gold 100 oz.	9	08/2025	USD	2,983,860	—	(21,244)
Hard Red Winter Wheat	29	09/2025	USD	793,150	—	(65,696)
Hard Red Winter Wheat	56	12/2025	USD	1,592,500	—	(119,152)
Hard Red Winter Wheat	27	03/2026	USD	792,788	16,674	—
IBEX 35 Index	106	06/2025	EUR	15,000,908	519,486	—
KLCI Index	20	06/2025	MYR	1,496,000	—	(7,462)
KOSPI 200 Index	39	06/2025	KRW	3,510,975,000	69	—
Lead	34	07/2025	USD	1,659,557	16,415	—
Lead	8	09/2025	USD	392,772	—	(5,388)
Lead	8	11/2025	USD	395,272	—	(16,008)
Lead	16	01/2026	USD	794,744	7,583	—
Lean Hogs	16	07/2025	USD	671,520	16,939	—
Lean Hogs	29	10/2025	USD	1,031,530	44,207	—
Lean Hogs	63	12/2025	USD	2,034,270	189,624	—
Lean Hogs	30	02/2026	USD	999,900	26,704	—
Live Cattle	21	08/2025	USD	1,758,540	—	(7,435)
Live Cattle	21	10/2025	USD	1,742,160	115,689	—
Live Cattle	41	12/2025	USD	3,414,070	183,468	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	20	02/2026	USD	1,664,600	4,277	—
Long Gilt	144	09/2025	GBP	13,173,120	24,294	—
Long Gilt	40	09/2025	GBP	3,659,200	—	(2,605)
Mexican Bolsa IPC Index	5	06/2025	MXN	2,898,950	5,224	—
MSCI Emerging Markets Index	185	06/2025	USD	10,631,025	329,693	—
NASDAQ 100 Index E-mini	2	06/2025	USD	855,070	9,005	—
Natural Gas	41	06/2025	USD	1,413,270	—	(200,808)
Natural Gas	113	08/2025	USD	3,964,040	—	(425,402)
Natural Gas	101	10/2025	USD	4,020,810	—	(647,974)
Natural Gas	170	12/2025	USD	8,149,800	—	(400,439)
Nickel	23	07/2025	USD	2,089,225	—	(9,947)
Nickel	12	09/2025	USD	1,099,913	—	(41,600)
Nickel	11	11/2025	USD	1,016,900	—	(87,553)
Nickel	23	01/2026	USD	2,144,737	8,226	—
NY Harbor ULSD Heat Oil	31	06/2025	USD	2,611,031	—	(161,623)
NY Harbor ULSD Heat Oil	60	06/2025	USD	5,053,608	—	(182,870)
NY Harbor ULSD Heat Oil	8	08/2025	USD	673,747	—	(50,398)
NY Harbor ULSD Heat Oil	3	10/2025	USD	253,940	3,216	—
NY Harbor ULSD Heat Oil	5	10/2025	USD	423,234	—	(51,941)
NY Harbor ULSD Heat Oil	16	12/2025	USD	1,356,566	—	(22,367)
OMXS30 Index	314	06/2025	SEK	78,311,600	—	(116,307)
Primary Aluminum	29	09/2025	USD	1,773,908	—	(101,854)
Primary Aluminum	29	11/2025	USD	1,782,971	—	(133,527)
Primary Aluminum	57	01/2026	USD	3,520,463	38,492	—
RBOB Gasoline	110	06/2025	USD	9,309,762	157,136	—
RBOB Gasoline	14	06/2025	USD	1,184,879	—	(34,741)
RBOB Gasoline	24	06/2025	USD	2,031,221	—	(112,659)
RBOB Gasoline	9	08/2025	USD	737,213	—	(59,532)
RBOB Gasoline	4	10/2025	USD	293,714	4,254	—
RBOB Gasoline	6	10/2025	USD	440,572	—	(57,230)
RBOB Gasoline	21	12/2025	USD	1,502,399	—	(23,033)
Russell 2000 Index E-mini	3	06/2025	USD	310,245	5,652	—
S&P 500 Index E-mini	46	06/2025	USD	13,606,800	350,587	—
S&P 500 Index E-mini	2	06/2025	USD	591,600	40,621	—
S&P/TSX 60 Index	37	06/2025	CAD	11,603,200	481,910	—
S&P/TSX 60 Index	8	06/2025	CAD	2,508,800	12,684	—
Silver	5	07/2025	USD	825,725	—	(3,808)
Silver	20	07/2025	USD	3,302,900	—	(36,294)
Soybean	15	07/2025	USD	781,313	—	(8,535)
Soybean	106	11/2025	USD	5,441,775	—	(96,066)
Soybean	38	01/2026	USD	1,977,425	57,361	—
Soybean	67	01/2026	USD	3,486,513	—	(31,639)
Soybean Meal	99	12/2025	USD	3,056,130	—	(75,081)
Soybean Meal	98	01/2026	USD	3,049,760	37,298	—
Soybean Oil	33	07/2025	USD	928,422	—	(35,349)
Soybean Oil	117	12/2025	USD	3,345,030	99,472	—
Soybean Oil	43	01/2026	USD	1,231,950	50,321	—
Soybean Oil	74	01/2026	USD	2,120,100	—	(65,575)
SPI 200 Index	51	06/2025	AUD	10,782,675	243,324	—
Sugar #11	141	06/2025	USD	2,692,536	—	(87,488)
Sugar #11	60	09/2025	USD	1,157,856	—	(62,355)
Sugar #11	177	02/2026	USD	3,506,866	—	(147,134)
TOPIX Index	27	06/2025	JPY	755,325,000	172,802	—
U.S. Treasury 2-Year Note	217	09/2025	USD	45,013,938	32,466	—
U.S. Treasury 5-Year Note	492	09/2025	USD	53,228,250	251,166	—
Wheat	12	07/2025	USD	320,400	2,581	—
Wheat	46	09/2025	USD	1,260,975	—	(76,288)
Wheat	87	12/2025	USD	2,483,850	—	(102,253)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	42	03/2026	USD	1,241,100	25,564	—
WTI Crude	21	06/2025	USD	1,276,590	9,303	—
WTI Crude	56	06/2025	USD	3,404,240	—	(131,284)
WTI Crude	34	08/2025	USD	2,006,000	—	(210,409)
WTI Crude	14	10/2025	USD	814,800	25,464	—
WTI Crude	20	10/2025	USD	1,164,000	—	(185,559)
WTI Crude	68	12/2025	USD	3,953,520	—	(38,003)
Zinc	15	06/2025	USD	977,198	—	(31,710)
Zinc	20	07/2025	USD	1,305,900	—	(51,521)
Zinc	126	07/2025	USD	8,227,170	—	(277,160)
Zinc	24	09/2025	USD	1,574,664	—	(91,530)
Zinc	14	11/2025	USD	922,754	—	(87,497)
Zinc	28	01/2026	USD	1,850,233	—	(9,276)
Total					6,124,874	(6,999,992)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(11)	06/2025	JPY	(153,131,000)	—	(2,278)
3-Month SOFR	(324)	06/2025	USD	(77,480,550)	210,039	—
Australian 10-Year Bond	(676)	06/2025	AUD	(77,156,206)	—	(570,656)
Brent Crude	(19)	06/2025	USD	(1,192,820)	26,897	—
Brent Crude	(176)	07/2025	USD	(10,920,800)	261,256	—
CAC40 Index	(58)	06/2025	EUR	(4,492,680)	33,289	—
CAC40 Index	(31)	06/2025	EUR	(2,401,260)	26,313	—
Coffee	(17)	07/2025	USD	(2,183,119)	237,010	—
Coffee	(13)	07/2025	USD	(1,669,444)	175,778	—
Coffee	(44)	07/2025	USD	(5,650,425)	—	(20,219)
Copper	(18)	07/2025	USD	(2,104,875)	83,443	—
Copper	(58)	07/2025	USD	(6,782,375)	80,688	—
Copper	(110)	07/2025	USD	(12,863,125)	—	(751,544)
Corn	(645)	07/2025	USD	(14,319,000)	1,178,830	—
Cotton	(98)	07/2025	USD	(3,187,940)	98,585	—
Cotton	(10)	07/2025	USD	(325,300)	9,373	—
Cotton	(31)	07/2025	USD	(1,008,430)	8,589	—
DAX Index	(5)	06/2025	EUR	(3,005,625)	—	(110,860)
DAX Index	(11)	06/2025	EUR	(6,612,375)	—	(509,680)
Euro STOXX 50 Index	(9)	06/2025	EUR	(483,120)	—	(45,204)
Euro STOXX 50 Index	(260)	06/2025	EUR	(13,956,800)	—	(294,870)
Euro-Schatz	(4)	09/2025	EUR	(429,660)	131	—
Euro-Schatz	(37)	09/2025	EUR	(3,974,355)	—	(92)
FTSE 100 Index	(28)	06/2025	GBP	(2,458,820)	—	(44,782)
FTSE 100 Index	(49)	06/2025	GBP	(4,302,935)	—	(52,931)
FTSE 100 Index	(34)	06/2025	GBP	(2,985,710)	—	(79,817)
FTSE China A50 Index	(136)	06/2025	USD	(1,812,336)	29,088	—
FTSE Taiwan Index	(103)	06/2025	USD	(7,218,240)	147,851	—
FTSE/MIB Index	(12)	06/2025	EUR	(2,408,160)	—	(335,877)
FTSE/MIB Index	(41)	06/2025	EUR	(8,227,880)	—	(604,044)
Hard Red Winter Wheat	(101)	07/2025	USD	(2,692,913)	211,686	—
Hard Red Winter Wheat	(53)	07/2025	USD	(1,413,113)	44,944	—
Hard Red Winter Wheat	(28)	07/2025	USD	(746,550)	—	(1,849)
IFSC Nifty 50 Index	(156)	06/2025	USD	(7,749,144)	40,068	—
IFSC Nifty 50 Index	(20)	06/2025	USD	(993,480)	2,379	—
Japanese 10-Year Government Bond	(34)	06/2025	JPY	(4,729,060,000)	188,183	—
Japanese 10-Year Government Bond	(23)	06/2025	JPY	(3,199,070,000)	40,060	—
Japanese 10-Year Government Bond	(71)	06/2025	JPY	(9,875,390,000)	—	(596,009)
Lean Hogs	(43)	07/2025	USD	(1,804,710)	—	(50,238)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lean Hogs	(20)	08/2025	USD	(840,200)	—	(12,749)
Live Cattle	(88)	08/2025	USD	(7,369,120)	41,641	—
Live Cattle	(30)	08/2025	USD	(2,512,200)	—	(8,908)
Long Gilt	(64)	09/2025	GBP	(5,854,720)	—	(14,270)
Mexican Bolsa IPC Index	(134)	06/2025	MXN	(77,691,860)	—	(122,096)
MSCI Singapore Index	(41)	06/2025	SGD	(1,683,665)	3,866	—
Natural Gas	(789)	06/2025	USD	(27,196,830)	3,014,282	—
Natural Gas	(10)	06/2025	USD	(344,700)	51,162	—
Nickel	(1)	06/2025	USD	(90,476)	1,861	—
Nickel	(79)	07/2025	USD	(7,176,033)	—	(198,947)
Nickel	(3)	09/2025	USD	(274,978)	2,540	—
Nikkei 225 Index	(7)	06/2025	JPY	(265,720,000)	—	(43,272)
NY Harbor ULSD Heat Oil	(10)	06/2025	USD	(842,268)	30,999	—
OMXS30 Index	(348)	06/2025	SEK	(86,791,200)	140,111	—
Platinum	(49)	07/2025	USD	(2,584,505)	24,852	—
Primary Aluminum	(12)	06/2025	USD	(731,376)	5,470	—
Primary Aluminum	(186)	07/2025	USD	(11,338,281)	130,173	—
Primary Aluminum	(20)	07/2025	USD	(1,219,170)	20,559	—
Primary Aluminum	(19)	09/2025	USD	(1,162,216)	14,339	—
S&P/TSX 60 Index	(44)	06/2025	CAD	(13,798,400)	—	(302,823)
Soybean	(90)	07/2025	USD	(4,687,875)	54,863	—
Soybean	(90)	07/2025	USD	(4,687,875)	—	(89,181)
Soybean	(251)	07/2025	USD	(13,073,963)	—	(167,276)
Soybean Meal	(59)	07/2025	USD	(1,748,170)	46,541	—
Soybean Meal	(30)	07/2025	USD	(888,900)	3,784	—
Soybean Meal	(43)	07/2025	USD	(1,274,090)	—	(2,091)
Soybean Oil	(87)	07/2025	USD	(2,447,658)	115,318	—
Soybean Oil	(45)	07/2025	USD	(1,266,030)	31,660	—
Soybean Oil	(295)	07/2025	USD	(8,299,530)	—	(68,214)
SPI 200 Index	(64)	06/2025	AUD	(13,531,200)	—	(345,248)
Sugar #11	(313)	06/2025	USD	(5,977,048)	142,614	—
Sugar #11	(178)	06/2025	USD	(3,399,088)	112,795	—
Thai SET50 Index	(1,086)	06/2025	THB	(160,532,520)	15,693	—
TOPIX Index	(68)	06/2025	JPY	(1,902,300,000)	—	(962,316)
U.S. Long Bond	(252)	09/2025	USD	(28,420,875)	—	(617,016)
U.S. Treasury 10-Year Note	(39)	09/2025	USD	(4,319,250)	6,029	—
U.S. Treasury 10-Year Note	(1,458)	09/2025	USD	(161,473,500)	—	(1,440,505)
U.S. Treasury 2-Year Note	(173)	09/2025	USD	(35,886,688)	—	(45,392)
U.S. Treasury Ultra Bond	(61)	09/2025	USD	(7,079,813)	—	(8,788)
U.S. Treasury Ultra Bond	(20)	09/2025	USD	(2,321,250)	—	(40,694)
Wheat	(306)	07/2025	USD	(8,170,200)	238,502	—
WTI Crude	(23)	06/2025	USD	(1,398,170)	19,357	—
WTI Crude	(18)	06/2025	USD	(1,094,220)	—	(29,218)
Total					7,403,491	(8,589,954)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	13,000,000	13,000,000	3.70	06/12/2025	258,700	19,391
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,000,000	5,000,000	3.80	09/12/2025	106,250	73,756
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.80	10/14/2025	316,500	256,554
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	6,000,000	6,000,000	3.25	08/19/2025	183,900	10,545
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	2,908,000	2,908,000	3.80	10/29/2025	142,492	69,699
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,000,000	7,000,000	3.90	07/02/2025	84,000	101,165
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	10,000,000	10,000,000	3.75	05/14/2026	191,000	220,760
Total							1,282,842	751,870

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	7,000,000	7,000,000	3.90	09/30/2025	129,150	121,090
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	4.05	09/05/2025	79,000	26,341
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	22,000,000	22,000,000	4.00	11/10/2025	152,900	115,139
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	4.00	11/21/2025	89,670	55,927
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	7,000,000	7,000,000	3.50	10/03/2025	82,250	90,088
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	15,000,000	15,000,000	3.75	11/28/2025	144,000	144,000
Total							676,970	552,585

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(30,435,000)	(30,435,000)	3.25	07/29/2025	(134,523)	(30,895)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(30,000,000)	(30,000,000)	3.10	08/01/2025	(129,000)	(21,684)
Total							(263,523)	(52,579)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Citi	06/10/2027	AUD	75,000,000	112,630	—	—	112,630	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	Citi	09/15/2027	CHF	40,900,000	232,044	—	—	232,044	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	Citi	09/15/2027	USD	29,300,000	112,216	—	—	112,216	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	Citi	09/15/2027	CAD	38,900,000	66,251	—	—	66,251	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	Citi	09/15/2027	EUR	35,900,000	42,980	—	—	42,980	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	Citi	09/15/2027	NOK	138,000,000	14,183	—	—	14,183	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Citi	09/15/2027	SEK	172,000,000	11,700	—	—	11,700	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	Citi	09/15/2027	EUR	12,500,000	(13,183)	—	—	—	(13,183)
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	Citi	09/15/2027	JPY	8,054,100,000	(127,291)	—	—	—	(127,291)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	Citi	09/18/2030	CHF	300,000	1,708	—	—	1,708	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Citi	09/18/2030	SEK	2,000,000	805	—	—	805	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	Citi	06/20/2035	CAD	300,000	476	—	—	476	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	Citi	09/13/2035	AUD	100,000	888	—	—	888	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	Citi	09/13/2035	AUD	1,900,000	(9,739)	—	—	—	(9,739)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	Citi	09/19/2035	JPY	1,837,100,000	221,090	—	—	221,090	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	Citi	09/19/2035	EUR	2,700,000	13,211	—	—	13,211	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	Citi	09/19/2035	CAD	900,000	5,358	—	—	5,358	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	Citi	09/19/2035	CAD	300,000	(124)	—	—	—	(124)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	Citi	09/19/2035	SEK	39,200,000	(12,041)	—	—	—	(12,041)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	Citi	09/19/2035	USD	7,900,000	(36,899)	—	—	—	(36,899)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	Citi	09/19/2035	CHF	1,900,000	(49,415)	—	—	—	(49,415)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	Citi	09/19/2035	EUR	6,600,000	(51,220)	—	—	—	(51,220)
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	Citi	09/15/2055	GBP	200,000	7,445	—	—	7,445	—
3-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	06/10/2027	AUD	156,600,000	(281,936)	—	—	—	(281,936)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/16/2027	CHF	95,600,000	714,580	—	—	714,580	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/16/2027	EUR	114,200,000	674,685	—	—	674,685	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/16/2027	CAD	16,400,000	21,669	—	—	21,669	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2027	NOK	102,900,000	13,779	—	—	13,779	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/16/2027	SEK	25,800,000	4,800	—	—	4,800	—
Fixed rate of 2.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/16/2027	CAD	600,000	266	—	—	266	—
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	06/16/2027	JPY	232,000,000	220	—	—	220	—
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	06/16/2027	JPY	68,500,000	(21)	—	—	—	(21)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/16/2027	USD	4,700,000	(2,699)	—	—	—	(2,699)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2027	NOK	70,800,000	(9,448)	—	—	—	(9,448)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/16/2027	NZD	26,600,000	(47,711)	—	—	—	(47,711)
6-Month AUD BBSW	Fixed rate of 3.500%	Receives Quarterly, Pays Quarterly	JPMorgan	09/09/2027	AUD	184,500,000	(348,705)	—	—	—	(348,705)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/15/2027	EUR	278,800,000	953,476	—	—	953,476	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/15/2027	CHF	96,600,000	583,518	—	—	583,518	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/15/2027	CAD	163,700,000	276,887	—	—	276,887	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	09/15/2027	USD	77,000,000	241,251	—	—	241,251	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/15/2027	SEK	314,700,000	238,200	—	—	238,200	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/15/2027	SEK	70,000,000	12,303	—	—	12,303	—
Fixed rate of 3.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/15/2027	GBP	400,000	625	—	—	625	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2027	NOK	2,400,000	187	—	—	187	—
Fixed rate of 2.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/15/2027	CAD	100,000	57	—	—	57	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/15/2027	EUR	300,000	(30)	—	—	—	(30)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	09/15/2027	USD	128,300,000	(144,726)	—	—	—	(144,726)
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	09/15/2027	JPY	13,615,900,000	(180,771)	—	—	—	(180,771)
Fixed rate of 3.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/15/2027	GBP	38,200,000	(184,120)	—	—	—	(184,120)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2027	NOK	1,266,800,000	(191,441)	—	—	—	(191,441)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	09/15/2027	NZD	168,700,000	(360,150)	—	—	—	(360,150)
3-Month AUD BBSW	Fixed rate of 3.000%	Receives Quarterly, Pays Quarterly	JPMorgan	12/09/2027	AUD	800,000	—	—	—	—	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/15/2027	SEK	131,000,000	—	—	—	—	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/15/2027	NOK	9,000,000	—	—	—	—	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	USD	7,000,000	—	—	—	—	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/15/2027	EUR	6,300,000	—	—	—	—	—
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/15/2027	NZD	3,500,000	—	—	—	—	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	GBP	21,400,000	—	—	—	—	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/15/2027	CAD	300,000	—	—	—	—	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/15/2027	CHF	500,000	—	—	—	—	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	JPY	140,000,000	—	—	—	—	—
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/12/2030	NZD	2,100,000	(9,428)	—	—	—	(9,428)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/13/2030	AUD	300,000	2,709	—	—	2,709	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/19/2030	EUR	5,100,000	39,078	—	—	39,078	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/19/2030	CHF	400,000	1,998	—	—	1,998	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/19/2030	CAD	200,000	(485)	—	—	—	(485)
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	09/11/2030	NZD	100,000	(487)	—	—	—	(487)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/12/2030	AUD	1,300,000	8,021	—	—	8,021	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/18/2030	EUR	5,600,000	61,416	—	—	61,416	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/18/2030	CHF	1,200,000	7,598	—	—	7,598	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/18/2030	SEK	6,000,000	2,152	—	—	2,152	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/18/2030	CAD	200,000	302	—	—	302	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/18/2030	NOK	1,000,000	(56)	—	—	—	(56)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/18/2030	CAD	700,000	(2,444)	—	—	—	(2,444)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/18/2030	GBP	1,100,000	(9,065)	—	—	—	(9,065)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/18/2030	USD	1,400,000	(14,715)	—	—	—	(14,715)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	JPY	10,000,000	—	—	—	—	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	NOK	1,000,000	—	—	—	—	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/18/2030	CHF	100,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/07/2035	AUD	23,700,000	527,891	—	—	527,891	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/13/2035	NZD	1,900,000	(8,491)	—	—	—	(8,491)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	CHF	16,700,000	85,210	—	—	85,210	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/20/2035	EUR	13,500,000	35,438	—	—	35,438	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/20/2035	NOK	43,000,000	18,132	—	—	18,132	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	JPY	106,200,000	8,681	—	—	8,681	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/20/2035	CAD	1,700,000	2,890	—	—	2,890	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/20/2035	NOK	2,000,000	(1,504)	—	—	—	(1,504)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/20/2035	CAD	1,200,000	(4,340)	—	—	—	(4,340)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	06/20/2035	SEK	6,700,000	(22,163)	—	—	—	(22,163)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	CHF	700,000	(23,687)	—	—	—	(23,687)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/20/2035	EUR	9,200,000	(43,753)	—	—	—	(43,753)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	09/12/2035	NZD	300,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/13/2035	AUD	18,900,000	170,064	—	—	170,064	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/13/2035	AUD	17,900,000	(12,566)	—	—	—	(12,566)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/19/2035	CAD	31,400,000	398,191	—	—	398,191	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/19/2035	JPY	2,807,200,000	237,953	—	—	237,953	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/19/2035	USD	25,600,000	129,020	—	—	129,020	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/19/2035	GBP	2,300,000	14,654	—	—	14,654	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/19/2035	NOK	7,600,000	3,112	—	—	3,112	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/19/2035	GBP	800,000	(2,843)	—	—	—	(2,843)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/19/2035	USD	18,000,000	(77,786)	—	—	—	(77,786)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/19/2035	NOK	139,700,000	(121,984)	—	—	—	(121,984)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/19/2035	CHF	9,600,000	(167,093)	—	—	—	(167,093)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/19/2035	SEK	69,300,000	(180,145)	—	—	—	(180,145)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	09/19/2035	EUR	38,700,000	(379,478)	—	—	—	(379,478)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/19/2035	SEK	27,000,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/19/2035	EUR	1,300,000	—	—	—	—	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/19/2035	USD	1,100,000	—	—	—	—	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/19/2035	GBP	5,200,000	—	—	—	—	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/19/2035	NOK	1,000,000	—	—	—	—	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/19/2035	CHF	100,000	—	—	—	—	—
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2035	JPY	10,000,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2055	EUR	3,800,000	(36,637)	—	—	—	(36,637)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/15/2055	USD	1,700,000	46,757	—	—	46,757	—
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/15/2055	GBP	700,000	13,813	—	—	13,813	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2055	EUR	900,000	2,695	—	—	2,695	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2055	EUR	100,000	(39)	—	—	—	(39)
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/15/2055	GBP	400,000	(3,971)	—	—	—	(3,971)
Fixed rate of 3.940%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	05/05/2035	NZD	39,700,000	(361,854)	—	—	—	(361,854)
3-Month SEK STIBOR	Fixed rate of 2.639%	Receives Quarterly, Pays Annually	Morgan Stanley	06/03/2035	SEK	83,000,000	—	—	—	—	—
Total							2,860,579	—	—	6,397,263	(3,536,684)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.048	USD	1,000,000	(170,914)	500	—	(128,876)	—	(41,538)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.728	USD	3,000,000	(391,824)	1,500	—	(453,631)	63,307	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.728	USD	500,000	(65,304)	250	—	(89,629)	24,575	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.728	USD	500,000	(65,304)	250	—	(84,728)	19,674	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	20.251	USD	1,200,000	(236,625)	600	—	(256,946)	20,921	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	20.251	USD	500,000	(98,594)	250	—	(91,371)	—	(6,973)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	20.251	USD	2,000,000	(394,375)	1,000	—	(291,092)	—	(102,283)
Total								(1,422,940)	4,350	—	(1,396,273)	128,477	(150,794)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index June Futures	Decrease in total return of TAIEX Index June Futures	At Termination	Goldman Sachs International	06/18/2025	TWD	25,580,400	(7,278)	—	—	—	—	(7,278)
Increase in total return of WIG 20 Index June Futures	Decrease in total return of WIG 20 Index June Futures	At Termination	Goldman Sachs International	06/20/2025	PLN	1,392,500	(5,761)	—	—	—	—	(5,761)
SARON minus 0.400%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	06/18/2025	CHF	1,686,999	20,556	104	—	—	20,660	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SARON minus 0.400%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	06/18/2025	CHF	1,411,900	17,204	87	—	—	17,291	—
SARON minus 0.400%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	06/18/2025	CHF	1,152,985	14,049	71	—	—	14,120	—
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	863,349	9,064	532	—	—	9,596	—
ESTR minus 0.550%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	370,307	7,098	228	—	—	7,326	—
SORA plus 0.500%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/18/2025	SGD	902,784	6,523	41	—	—	6,564	—
ESTR minus 0.550%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	247,002	4,735	152	—	—	4,887	—
SORA plus 0.500%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/18/2025	SGD	915,112	3,121	—	—	—	3,121	—
SARON minus 0.400%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	06/18/2025	CHF	89,002	1,085	5	—	—	1,090	—
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	92,687	973	57	—	—	1,030	—
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	126,495	195	—	—	—	195	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	87,779	164	—	—	—	164	—
SORA plus 0.500%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/18/2025	SGD	927,978	134	—	—	—	134	—
SONIA plus 0.100%	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	06/18/2025	GBP	17,810	15	25	—	—	40	—
1-Month AUD BBSW plus 0.350%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/18/2025	AUD	20,723	(58)	13	—	—	—	(45)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	176,903	(44)	(20)	—	—	—	(64)
1-Month AUD BBSW plus 0.350%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/18/2025	AUD	51,806	(145)	31	—	—	—	(114)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	74,064	(80)	(46)	—	—	—	(126)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	92,973	(101)	(57)	—	—	—	(158)
CORRA	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/18/2025	CAD	24,477	(217)	12	—	—	—	(205)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	653,642	(162)	(74)	—	—	—	(236)
SORA plus 0.500%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/18/2025	SGD	99,823	(372)	23	—	—	—	(349)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	469,775	(636)	142	—	—	—	(494)
SORA plus 0.500%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/18/2025	SGD	1,018,729	(791)	—	—	—	—	(791)
1-Month AUD BBSW plus 0.350%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/18/2025	AUD	373,005	(1,042)	222	—	—	—	(820)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	2,371,703	(587)	(268)	—	—	—	(855)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	572,023	(619)	(366)	—	—	—	(985)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	2,774,982	(686)	(332)	—	—	—	(1,018)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	592,508	(641)	(379)	—	—	—	(1,020)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	601,963	(651)	(386)	—	—	—	(1,037)
TONA minus 0.250%	Total return on MSCI Japan Net Return JPY Index	Monthly	JPMorgan	06/18/2025	JPY	6,188,477	(1,117)	5	—	—	—	(1,112)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	3,346,170	(827)	(401)	—	—	—	(1,228)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	3,584,539	(886)	(406)	—	—	—	(1,292)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	4,332,630	(1,071)	(519)	—	—	—	(1,590)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	4,527,524	(1,120)	(543)	—	—	—	(1,663)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	992,767	(1,074)	(636)	—	—	—	(1,710)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	5,032,747	(1,244)	(602)	—	—	—	(1,846)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	1,136,166	(1,229)	(728)	—	—	—	(1,957)
1-Month AUD BBSW plus 0.350%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/18/2025	AUD	891,068	(2,490)	530	—	—	—	(1,960)
1-Month AUD BBSW plus 0.350%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/18/2025	AUD	901,430	(2,519)	536	—	—	—	(1,983)
CORRA	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/18/2025	CAD	244,766	(2,172)	122	—	—	—	(2,050)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	7,449,425	(1,842)	(843)	—	—	—	(2,685)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/18/2025	ZAR	16,062,535	(4,957)	2,135	—	—	—	(2,822)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	1,161,637	(2,944)	(83)	—	—	—	(3,027)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	9,686,202	(2,396)	(1,096)	—	—	—	(3,492)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/18/2025	MXN	9,725,181	(2,405)	(1,166)	—	—	—	(3,571)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.150%	Monthly	JPMorgan	06/18/2025	EUR	301,035	(3,711)	(186)	—	—	—	(3,897)
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.150%	Monthly	JPMorgan	06/18/2025	EUR	307,717	(3,793)	(190)	—	—	—	(3,983)
Total return on MSCI Spain Net Return EUR Index	ESTR minus 0.150%	Monthly	JPMorgan	06/18/2025	EUR	315,512	(3,889)	(195)	—	—	—	(4,084)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.150%	Monthly	JPMorgan	06/18/2025	SEK	2,755,331	(4,556)	(156)	—	—	—	(4,712)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	2,800,232	(3,030)	(1,793)	—	—	—	(4,823)
CORRA	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	06/18/2025	CAD	648,629	(5,756)	582	—	—	—	(5,174)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.150%	Monthly	JPMorgan	06/18/2025	SEK	3,179,228	(5,257)	—	—	—	—	(5,257)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	3,440,015	(3,722)	(2,203)	—	—	—	(5,925)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	3,473,370	(5,994)	—	—	—	—	(5,994)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	3,597,597	(3,892)	(2,304)	—	—	—	(6,196)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR minus 0.150%	Monthly	JPMorgan	06/18/2025	SEK	4,168,322	(6,893)	—	—	—	—	(6,893)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	4,259,441	(4,608)	(2,728)	—	—	—	(7,336)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	4,289,382	(4,640)	(2,747)	—	—	—	(7,387)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	5,417,173	(7,417)	—	—	—	—	(7,417)
ESTR minus 0.250%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	06/18/2025	EUR	669,353	(7,967)	162	—	—	—	(7,805)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	4,602,970	(4,979)	(2,948)	—	—	—	(7,927)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/18/2025	BRL	41,730,865	(45,143)	(26,728)	—	—	—	(71,871)
Increase in total return of KOSPI 200 Index June Futures	Decrease in total return of KOSPI 200 Index June Futures	At Termination	Morgan Stanley International	06/12/2025	KRW	9,812,725,000	445,477	—	—	—	445,477	—
Increase in total return of Ibovespa Index June Futures	Decrease in total return of Ibovespa Index June Futures	At Termination	Morgan Stanley International	06/18/2025	BRL	20,465,440	(50,332)	—	—	—	—	(50,332)
Increase in total return of Swiss Market Index June Futures	Decrease in total return of Swiss Market Index June Futures	At Termination	Morgan Stanley International	06/20/2025	CHF	2,321,990	(25,012)	—	—	—	—	(25,012)
Total							279,638	(45,312)	—	—	531,695	(297,369)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	3.748%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.320%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.777%
3-Month AUD BBSW	Bank Bill Swap Rate	3.725%
3-Month NZD Bank Bill	Bank Bill Rate	3.320%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.301%
6-Month AUD BBSW	Bank Bill Swap Rate	3.774%
6-Month EURIBOR	Euro Interbank Offered Rate	2.069%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.660%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
ESTR	Euro Short Term Rate	2.161%
CORRA	Canadian Overnight Repo Rate Average	2.750%
Overnight BRL CDI	Interbank Certificate of Deposit	14.650%
SARON	Swiss Average Rate Overnight	0.208%
SOFR	Secured Overnight Financing Rate	4.330%
SONIA	Sterling Overnight Index Average	4.211%
SORA	Singapore Overnight Rate Average	2.111%
TONA	Tokyo Overnight Average Rate	0.476%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.217%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $79,020,345, which represents 16.09% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2025 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(e)	Valuation based on significant unobservable inputs.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $2,525,955, which represents 0.51% of total net assets.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(n)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	229,459,285	553,426,529	(539,688,031)	(32,457)	243,165,326	13,436	11,398,625	243,238,297
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	11,016,307	2,155,799	13,172,106
Commercial Mortgage-Backed Securities - Agency	—	354,887	—	354,887
Commercial Mortgage-Backed Securities - Non-Agency	—	2,691,737	—	2,691,737
Residential Mortgage-Backed Securities - Agency	—	180,741,528	1,378,656	182,120,184
Residential Mortgage-Backed Securities - Non-Agency	—	64,056,340	—	64,056,340
Treasury Bills	—	82,726,342	—	82,726,342
Call Option Contracts Purchased	—	751,870	—	751,870
Put Option Contracts Purchased	—	552,585	—	552,585
Money Market Funds	243,165,326	—	—	243,165,326
Total Investments in Securities	243,165,326	342,891,596	3,534,455	589,591,377
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	36,643,138	—	36,643,138
Futures Contracts	13,528,365	—	—	13,528,365
Swap Contracts	—	7,057,435	—	7,057,435
Liability
Forward Foreign Currency Exchange Contracts	—	(40,728,447)	—	(40,728,447)
Futures Contracts	(15,589,946)	—	—	(15,589,946)
Call Option Contracts Written	—	(52,579)	—	(52,579)
Swap Contracts	—	(3,984,847)	—	(3,984,847)
Total	241,103,745	341,826,296	3,534,455	586,464,496
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments (continued)
May 31, 2025
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2025 ($)
Asset-Backed Securities — Non-Agency	2,424,850	(269,538)	(106,605)	11,138	2,092,088	(1,370,733)	—	(625,401)	2,155,799
Residential Mortgage-Backed Securities — Agency	—	(96)	—	96	1,378,656	—	—	—	1,378,656
Residential Mortgage-Backed Securities — Non-Agency	5,876,179	70,386	9,305	(25,772)	—	(4,978,374)	—	(951,724)	—
Total	8,301,029	(199,248)	(97,300)	(14,538)	3,470,744	(6,349,107)	—	(1,577,125)	3,534,455
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2025 was $5,409, which is comprised of Asset-Backed Securities — Non-Agency of $5,313 and Residential Mortgage-Backed Securities — Agency of $96.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	2,155,799
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	1,378,656
Total		3,534,455
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Assets and Liabilities
May 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $355,157,619)	$345,121,596
Affiliated issuers (cost $243,181,169)	243,165,326
Option contracts purchased (cost $1,959,812)	1,304,455
Cash	223,310
Foreign currency (cost $3,778,376)	3,798,113
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,010,000
Swap contracts	500,000
TBA	804,000
Other(a)	9,304,000
Margin deposits on:
Futures contracts	30,813,693
Swap contracts	8,229,502
Unrealized appreciation on forward foreign currency exchange contracts	36,643,138
Unrealized appreciation on swap contracts	660,172
Receivable for:
Investments sold	1,404,683
Capital shares sold	189,843
Dividends	875,743
Interest	693,969
Variation margin for futures contracts	3,793,717
Variation margin for swap contracts	1,328,123
Expense reimbursement due from Investment Manager	1,555
Prepaid expenses	2,311
Deferred compensation of board members	86,118
Other assets	1,553
Total assets	690,954,920
Liabilities
Option contracts written, at value (premiums received $263,523)	52,579
Unrealized depreciation on forward foreign currency exchange contracts	40,728,447
Unrealized depreciation on swap contracts	448,163
Upfront receipts on swap contracts	1,396,273
Payable for:
Investments purchased	1,255,110
Investments purchased on a delayed delivery basis	150,184,124
Capital shares redeemed	581,414
Variation margin for futures contracts	3,589,606
Variation margin for swap contracts	1,233,685
Management services fees	12,940
Distribution and/or service fees	153
Transfer agent fees	46,162
Compensation of board members	1,708
Other expenses	95,589
Other liabilities	31,355
Deferred compensation of board members	119,174
Total liabilities	199,776,482
Net assets applicable to outstanding capital stock	$491,178,438
Represented by
Paid in capital	626,035,937
Total distributable earnings (loss)	(134,857,499)
Total - representing net assets applicable to outstanding capital stock	$491,178,438
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2025
Class A
Net assets	$3,154,620
Shares outstanding	111,516
Net asset value per share	$28.29
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.02
Class C
Net assets	$4,804,148
Shares outstanding	177,757
Net asset value per share	$27.03
Institutional Class
Net assets	$483,219,670
Shares outstanding	16,859,501
Net asset value per share	$28.66

(a)	Includes collateral related to option contracts purchased, forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Operations
Year Ended May 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$11,398,625
Interest	14,048,679
Interfund lending	9,140
Total income	25,456,444
Expenses:
Management services fees	4,977,996
Distribution and/or service fees
Class A	11,239
Class C	49,479
Transfer agent fees
Class A	5,403
Advisor Class	719
Class C	5,905
Institutional Class	606,758
Custodian fees	128,249
Printing and postage fees	52,570
Registration fees	72,049
Accounting services fees	57,190
Legal fees	20,612
Interest on collateral	356,067
Compensation of chief compliance officer	87
Compensation of board members	16,602
Deferred compensation of board members	5,294
Other	37,261
Total expenses	6,403,480
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(744,349)
Total net expenses	5,659,131
Net investment income	19,797,313
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,863,223
Investments — affiliated issuers	13,436
Foreign currency translations	(336,017)
Forward foreign currency exchange contracts	(981,458)
Futures contracts	3,472,546
Option contracts purchased	(1,323,172)
Option contracts written	241,000
Swap contracts	(8,958,609)
Net realized loss	(6,009,051)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,626,639
Investments — affiliated issuers	(32,457)
Foreign currency translations	148,528
Forward foreign currency exchange contracts	(5,184,387)
Futures contracts	1,400,639
Option contracts purchased	1,111,886
Option contracts written	210,944
Swap contracts	4,888,186
Net change in unrealized appreciation (depreciation)	9,169,978
Net realized and unrealized gain	3,160,927
Net increase in net assets resulting from operations	$22,958,240
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Changes in Net Assets

	Year Ended May 31, 2025	Year Ended May 31, 2024
Operations
Net investment income	$19,797,313	$29,771,648
Net realized gain (loss)	(6,009,051)	16,531,057
Net change in unrealized appreciation (depreciation)	9,169,978	14,747,053
Net increase in net assets resulting from operations	22,958,240	61,049,758
Distributions to shareholders
Net investment income and net realized gains
Class A	(244,352)	(138,070)
Advisor Class	—	(45,303)
Class C	(365,164)	(144,535)
Institutional Class	(39,566,615)	(17,353,805)
Institutional 2 Class	—	(13,340)
Institutional 3 Class	—	(221)
Class R	—	(196)
Total distributions to shareholders	(40,176,131)	(17,695,470)
Decrease in net assets from capital stock activity	(31,065,258)	(242,796,494)
Total decrease in net assets	(48,283,149)	(199,442,206)
Net assets at beginning of year	539,461,587	738,903,793
Net assets at end of year	$491,178,438	$539,461,587
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2025		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,328	123,629	40,195	1,125,474
Distributions reinvested	8,872	243,790	4,966	137,864
Shares redeemed	(100,396)	(2,952,359)	(27,813)	(782,480)
Net increase (decrease)	(87,196)	(2,584,940)	17,348	480,858
Advisor Class
Shares sold	3,367	100,509	11,141	322,625
Distributions reinvested	—	—	1,603	45,088
Shares redeemed	(43,597)	(1,308,610)	(24,609)	(705,155)
Net decrease	(40,230)	(1,208,101)	(11,865)	(337,442)
Class C
Shares sold	7,024	195,244	43,004	1,159,973
Distributions reinvested	13,844	364,657	5,409	144,360
Shares redeemed	(24,030)	(643,830)	(101,842)	(2,728,644)
Net decrease	(3,162)	(83,929)	(53,429)	(1,424,311)
Institutional Class
Shares sold	2,605,586	76,136,252	2,257,692	64,792,775
Distributions reinvested	1,422,541	39,560,879	618,398	17,352,251
Shares redeemed	(4,928,688)	(142,885,419)	(11,269,271)	(323,209,739)
Net decrease	(900,561)	(27,188,288)	(8,393,181)	(241,064,713)
Institutional 2 Class
Shares sold	—	—	2	43
Distributions reinvested	—	—	465	13,121
Shares redeemed	—	—	(15,722)	(449,295)
Net decrease	—	—	(15,255)	(436,131)
Institutional 3 Class
Shares redeemed	—	—	(250)	(7,503)
Net decrease	—	—	(250)	(7,503)
Class R
Shares redeemed	—	—	(250)	(7,252)
Net decrease	—	—	(250)	(7,252)
Total net decrease	(1,031,149)	(31,065,258)	(8,456,882)	(242,796,494)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2025	$29.34	1.04	0.16	1.20	(2.25)	(2.25)
Year Ended 5/31/2024	$27.46	1.25	1.45	2.70	(0.82)	(0.82)
Year Ended 5/31/2023	$28.00	0.98	(1.36)	(0.38)	(0.16)	(0.16)
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Year Ended 5/31/2021(e)	$27.84	0.19	1.62	1.81	—	—
Class C
Year Ended 5/31/2025	$28.11	0.77	0.17	0.94	(2.02)	(2.02)
Year Ended 5/31/2024	$26.42	0.99	1.40	2.39	(0.70)	(0.70)
Year Ended 5/31/2023	$26.99	0.50	(1.07)	(0.57)	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Year Ended 5/31/2021(e)	$27.05	(0.04)	1.58	1.54	—	—
Institutional Class
Year Ended 5/31/2025	$29.69	1.11	0.18	1.29	(2.32)	(2.32)
Year Ended 5/31/2024	$27.75	1.34	1.46	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.30	0.93	(1.25)	(0.32)	(0.23)	(0.23)
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)
Year Ended 5/31/2021(e)	$28.07	0.28	1.62	1.90	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	0.08%	0.07%	0.05%	0.04%	0.01%
Class C	0.07%	0.07%	0.04%	0.04%	0.01%
Institutional Class	0.07%	0.07%	0.04%	0.04%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2025	$28.29	4.30%	1.48% (c)	1.34% (c)	3.59%	715%	$3,155
Year Ended 5/31/2024	$29.34	10.01%	1.49% (c)	1.33% (c),(d)	4.39%	718%	$5,829
Year Ended 5/31/2023	$27.46	(1.38% )	1.46% (c)	1.32% (c),(d)	3.54%	660%	$4,980
Year Ended 5/31/2022	$28.00	(3.54% )	1.42% (c)	1.30% (c),(d)	1.62%	352%	$2,138
Year Ended 5/31/2021 (e)	$29.65	6.50%	1.40% (c),(f)	1.27% (c),(f)	0.66%	555%	$1,739
Class C
Year Ended 5/31/2025	$27.03	3.55%	2.22% (c)	2.08% (c)	2.82%	715%	$4,804
Year Ended 5/31/2024	$28.11	9.18%	2.23% (c)	2.08% (c),(d)	3.65%	718%	$5,085
Year Ended 5/31/2023	$26.42	(2.11% )	2.19% (c)	2.06% (c),(d)	1.84%	660%	$6,191
Year Ended 5/31/2022	$26.99	(4.29% )	2.17% (c)	2.06% (c),(d)	24.79%	352%	$12,869
Year Ended 5/31/2021 (e)	$28.59	5.73%	2.15% (c),(f)	2.02% (c),(f)	(0.14% )	555%	$114
Institutional Class
Year Ended 5/31/2025	$28.66	4.58%	1.22% (c)	1.08% (c)	3.82%	715%	$483,220
Year Ended 5/31/2024	$29.69	10.29%	1.23% (c)	1.08% (c),(d)	4.66%	718%	$527,349
Year Ended 5/31/2023	$27.75	(1.15% )	1.20% (c)	1.06% (c),(d)	3.29%	660%	$725,845
Year Ended 5/31/2022	$28.30	(3.32% )	1.17% (c)	1.05% (c),(d)	1.15%	352%	$790,615
Year Ended 5/31/2021 (e)	$29.97	6.73%	1.16% (c),(f)	1.02% (c),(f)	0.95%	555%	$806,627
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements
May 31, 2025
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At May 31, 2025, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	2.49%	6.91%	2.29%
Net assets	$12,237,668	$33,959,618	$11,226,800
Net investment income (loss)	208,871	1,362,417	504,930
Net realized gain (loss)	1,518,543	(1,184,794)	(3,010,005)
Net change in unrealized appreciation (depreciation)	3,316,723	46,717	483,373
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to generate total return through long and short positions versus the U.S. dollar and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to the commodities market and to generate total return through long and short positions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure.  These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to synthetically add or subtract principal exposure to a market, to manage interest rate market risk exposure to produce incremental earnings and to obtain long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	128,477 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,062,651 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	531,695 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	36,643,138
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,127,643 *
Interest rate risk	Investments, at value — Option contracts purchased	1,304,455
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	6,397,263 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,338,071 *
Total		58,533,393

	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	150,794 *
Credit risk	Upfront receipts on swap contracts	1,396,273
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,348,506 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	297,369 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	40,728,447
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,338,305 *
Interest rate risk	Option contracts written, at value	52,579
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,536,684 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,903,135 *
Total		61,752,092

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended May 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(2,670,334)	—	—	—	(2,670,334)
Credit risk	—	—	—	—	154,325	154,325
Equity risk	—	(1,683,108)	—	—	(9,187,177)	(10,870,285)
Foreign exchange risk	(981,458)	—	—	—	—	(981,458)
Interest rate risk	—	7,825,988	(1,323,172)	241,000	74,243	6,818,059
Total	(981,458)	3,472,546	(1,323,172)	241,000	(8,958,609)	(7,549,693)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	3,851,252	—	—	—	3,851,252
Credit risk	—	—	—	—	94,973	94,973
Equity risk	—	(2,128,814)	—	—	1,016,172	(1,112,642)
Foreign exchange risk	(5,184,387)	—	—	—	—	(5,184,387)
Interest rate risk	—	(321,799)	1,111,886	210,944	3,777,041	4,778,072
Total	(5,184,387)	1,400,639	1,111,886	210,944	4,888,186	2,427,268
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	713,933,431
Futures contracts — short	889,468,404
Credit default swap contracts — buy protection	4,285,714
Credit default swap contracts — sell protection	4,665,659

Derivative instrument	Average value ($)
Option contracts purchased	2,176,384
Option contracts written	(12,445)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	26,163,475	(27,815,244)
Interest rate swap contracts	6,388,672	(5,592,802)
Total return swap contracts	1,061,469	(1,456,235)
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2025:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley International ($)(a)	Morgan Stanley International ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	159,835	-	-	-	-	957,824	-	-	210,464	-	-	-	-	-	1,328,123
Forward foreign currency exchange contracts	15,861	15,712,226	3,566	-	-	7,554	1,816	15,719,528	-	489,901	4,417,620	-	-	-	57,019	8,528	209,519	36,643,138
Call option contracts purchased	-	-	520,565	-	-	10,545	-	-	-	220,760	-	-	-	-	-	-	-	751,870
Put option contracts purchased	-	-	197,407	-	-	90,088	-	-	-	265,090	-	-	-	-	-	-	-	552,585
OTC credit default swap contracts (c)	-	-	-	-	-	107,556	-	-	-	20,921	-	-	-	-	-	-	-	128,477
OTC total return swap contracts (c)	-	-	-	-	-	-	-	86,218	-	-	-	-	47,039	398,438	-	-	-	531,695
Total assets	15,861	15,712,226	721,538	159,835	-	215,743	1,816	15,805,746	957,824	996,672	4,417,620	210,464	47,039	398,438	57,019	8,528	209,519	39,935,888
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	76,169	-	-	-	-	1,157,516	-	-	-	-	-	-	-	-	1,233,685
Forward foreign currency exchange contracts	34,548	16,779,572	19,782	-	-	-	206,548	16,776,656	-	739,894	6,136,573	-	-	-	-	-	34,874	40,728,447
Call option contracts written	-	-	52,579	-	-	-	-	-	-	-	-	-	-	-	-	-	-	52,579
OTC credit default swap contracts (c)	-	-	-	-	-	798,402	-	-	-	748,665	-	-	-	-	-	-	-	1,547,067
OTC total return swap contracts (c)	-	-	-	-	13,039	-	-	208,986	-	-	-	-	7,175	68,169	-	-	-	297,369
Total liabilities	34,548	16,779,572	72,361	76,169	13,039	798,402	206,548	16,985,642	1,157,516	1,488,559	6,136,573	-	7,175	68,169	-	-	34,874	43,859,147
Total financial and derivative net assets	(18,687)	(1,067,346)	649,177	83,666	(13,039)	(582,659)	(204,732)	(1,179,896)	(199,692)	(491,887)	(1,718,953)	210,464	39,864	330,269	57,019	8,528	174,645	(3,923,259)
Total collateral received (pledged) (d)	-	(1,067,346)	649,177	-	(13,039)	(520,000)	-	(1,179,896)	(199,692)	(354,000)	(1,718,953)	-	-	-	-	-	-	(4,403,749)
Net amount (e)	(18,687)	-	-	83,666	-	(62,659)	(204,732)	-	-	(137,887)	-	210,464	39,864	330,269	57,019	8,528	174,645	480,490

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2025 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended May 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.06 (a)
Class C	0.12
Institutional Class	0.12

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the year ended May 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	28
Class C	—	1.00 (b)	932

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2025 (%)
Class A	1.27
Class C	2.02
Institutional Class	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2025, these differences were primarily due to differing treatment for foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses and investments in commodity subsidiaries.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(1,760,923)	(3,822,739)	5,583,662
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2025			Year Ended May 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
40,176,131	—	40,176,131	17,695,470	—	17,695,470
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
19,035,820	—	(79,767,872)	(67,339,012)
At May 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
665,950,391	3,305,851	(70,644,863)	(67,339,012)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(41,284,209)	(38,483,663)	(79,767,872)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,087,938,947 and $2,150,950,271, respectively, for the year ended May 31, 2025, of which $2,051,202,682 and $2,079,835,753, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,366,667	5.16	12
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2025.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they

Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At May 31, 2025, affiliated shareholders of record owned 94.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Multi Strategy Alternatives Fund  | 2025

Notes to Consolidated Financial Statements (continued)
May 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Multi Strategy Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Multi Strategy Alternatives Fund and its subsidiaries (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2025, the related consolidated statement of operations for the year ended May 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Multi Strategy Alternatives Fund | 2025

Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN259_05_R01_(07/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2025